UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10045

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2022

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Small-Cap Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2022
Calvert
Small-Cap Fund

Calvert
Small-Cap Fund
March 31, 2022
Performance

Portfolio Manager(s) Michael D. McLean, CFA and J. Griffith Noble, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/01/2004	10/01/2004	1.50%	3.05%	10.91%	12.27%
Class A with 4.75% Maximum Sales Charge	—	—	(3.32)	(1.85)	9.84	11.72
Class C at NAV	04/01/2005	10/01/2004	1.14	2.28	10.09	11.58
Class C with 1% Maximum Sales Charge	—	—	0.21	1.34	10.09	11.58
Class I at NAV	04/29/2005	10/01/2004	1.64	3.31	11.24	12.76
Class R6 at NAV	02/01/2019	10/01/2004	1.67	3.39	11.28	12.78

Russell 2000® Index	—	—	(5.55)%	(5.79)%	9.74%	11.03%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.19%	1.94%	0.94%	0.86%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Small-Cap Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Performance Food Group Co.	3.1%
CBIZ, Inc.	3.0
Terminix Global Holdings, Inc.	2.4
CarGurus, Inc.	2.4
Chemed Corp.	2.2
Selective Insurance Group, Inc.	2.1
ONE Gas, Inc.	2.1
Envista Holdings Corp.	2.1
Commerce Bancshares, Inc.	2.1
MillerKnoll, Inc.	2.1
Total	23.6%

*	Excludes cash and cash equivalents.

3

Calvert
Small-Cap Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Small-Cap Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,015.00	$5.93	1.18%
Class C	$1,000.00	$1,011.40	$9.68	1.93%
Class I	$1,000.00	$1,016.40	$4.68	0.93%
Class R6	$1,000.00	$1,016.70	$4.27	0.85%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.05	$5.94	1.18%
Class C	$1,000.00	$1,015.31	$9.70	1.93%
Class I	$1,000.00	$1,020.29	$4.68	0.93%
Class R6	$1,000.00	$1,020.69	$4.28	0.85%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
5

Calvert
Small-Cap Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 3.0%
Hexcel Corp.	675,771	$ 40,188,101
Woodward, Inc.	431,910	53,949,878
		$ 94,137,979
Auto Components — 4.1%
Dana, Inc.	1,970,370	$ 34,619,401
Dorman Products, Inc.(1)	656,356	62,373,511
Visteon Corp.(1)	310,681	33,904,617
		$ 130,897,529
Automobiles — 1.5%
Harley-Davidson, Inc.	1,186,834	$ 46,761,260
		$ 46,761,260
Banks — 11.3%
Commerce Bancshares, Inc.	918,728	$ 65,771,737
Community Bank System, Inc.	507,005	35,566,401
CVB Financial Corp.	697,533	16,189,741
Glacier Bancorp, Inc.	596,746	30,004,389
Independent Bank Corp.	492,353	40,220,316
Independent Bank Group, Inc.	321,577	22,883,419
Pinnacle Financial Partners, Inc.	315,911	29,089,085
SouthState Corp.	634,213	51,745,439
Stock Yards Bancorp, Inc.	183,052	9,683,451
UMB Financial Corp.	170,017	16,518,852
Wintrust Financial Corp.	412,952	38,375,629
		$ 356,048,459
Biotechnology — 1.0%
Neurocrine Biosciences, Inc.(1)	335,655	$ 31,467,656
		$ 31,467,656
Building Products — 4.5%
AAON, Inc.	589,358	$ 32,844,921
AZEK Co., Inc. (The)(1)	2,139,447	53,143,864
CSW Industrials, Inc.	333,278	39,190,160
Hayward Holdings, Inc.(1)	929,921	15,455,287
		$ 140,634,232
Capital Markets — 1.0%
Cohen & Steers, Inc.	352,376	$ 30,265,575
		$ 30,265,575
Security	Shares	Value
Chemicals — 3.2%
Minerals Technologies, Inc.	946,558	$ 62,614,812
Quaker Houghton(2)	229,250	39,616,692
		$ 102,231,504
Commercial Services & Supplies — 2.1%
MillerKnoll, Inc.	1,891,983	$ 65,386,932
		$ 65,386,932
Diversified Consumer Services — 3.1%
Bright Horizons Family Solutions, Inc.(1)	162,983	$ 21,626,215
Terminix Global Holdings, Inc.(1)	1,683,748	76,829,421
		$ 98,455,636
Electronic Equipment, Instruments & Components — 1.2%
National Instruments Corp.	961,742	$ 39,037,108
		$ 39,037,108
Equity Real Estate Investment Trusts (REITs) — 7.4%
CubeSmart	941,851	$ 49,004,508
EastGroup Properties, Inc.	232,491	47,260,770
Essential Properties Realty Trust, Inc.	2,240,084	56,674,125
Rexford Industrial Realty, Inc.	488,172	36,412,749
STORE Capital Corp.	1,497,763	43,779,613
		$ 233,131,765
Food & Staples Retailing — 3.8%
Chefs' Warehouse, Inc. (The)(1)	648,077	$ 21,127,310
Performance Food Group Co.(1)	1,936,445	98,584,415
		$ 119,711,725
Food Products — 0.8%
J&J Snack Foods Corp.(2)	169,554	$ 26,297,825
		$ 26,297,825
Gas Utilities — 2.1%
ONE Gas, Inc.	757,687	$ 66,858,301
		$ 66,858,301
Health Care Equipment & Supplies — 5.3%
Envista Holdings Corp.(1)	1,360,759	$ 66,282,571
ICU Medical, Inc.(1)	210,400	46,843,456
Integra LifeSciences Holdings Corp.(1)	822,741	52,869,337
		$ 165,995,364
Health Care Providers & Services — 8.8%
Addus HomeCare Corp.(1)	602,492	$ 56,206,479

6
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Agiliti, Inc.(1)	2,163,431	$ 45,648,394
Chemed Corp.	138,035	69,921,629
R1 RCM, Inc.(1)	2,425,656	64,910,554
US Physical Therapy, Inc.	397,008	39,482,446
		$ 276,169,502
Hotels, Restaurants & Leisure — 2.0%
Choice Hotels International, Inc.	85,309	$ 12,093,404
Texas Roadhouse, Inc.	249,171	20,863,088
Wyndham Hotels & Resorts, Inc.	340,096	28,802,730
		$ 61,759,222
Insurance — 6.5%
AMERISAFE, Inc.	357,797	$ 17,771,777
James River Group Holdings, Ltd.	520,129	12,867,991
RLI Corp.	453,463	50,166,612
Ryan Specialty Group Holdings, Inc.(1)	1,420,663	55,107,518
Selective Insurance Group, Inc.	755,773	67,535,875
		$ 203,449,773
Interactive Media & Services — 2.4%
CarGurus, Inc.(1)	1,752,997	$ 74,432,253
		$ 74,432,253
IT Services — 1.2%
Euronet Worldwide, Inc.(1)	283,668	$ 36,919,390
		$ 36,919,390
Machinery — 4.7%
Allison Transmission Holdings, Inc.	1,171,950	$ 46,010,757
Chart Industries, Inc.(1)(2)	117,815	20,237,082
Middleby Corp. (The)(1)	279,800	45,870,412
Mueller Water Products, Inc., Class A	2,893,616	37,385,519
		$ 149,503,770
Oil, Gas & Consumable Fuels — 0.3%
Archaea Energy, Inc.(1)	389,776	$ 8,547,788
		$ 8,547,788
Professional Services — 3.0%
CBIZ, Inc.(1)	2,255,342	$ 94,656,704
		$ 94,656,704
Road & Rail — 1.5%
Landstar System, Inc.	311,556	$ 46,991,991
		$ 46,991,991
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.5%
Ambarella, Inc.(1)	271,142	$ 28,448,219
Silicon Laboratories, Inc.(1)	122,488	18,397,697
		$ 46,845,916
Software — 6.5%
ACI Worldwide, Inc.(1)	1,385,268	$ 43,622,089
Altair Engineering, Inc., Class A(1)(2)	702,092	45,214,725
Clearwater Analytics Holdings, Inc.(1)	1,263,087	26,524,827
Envestnet, Inc.(1)	658,194	48,995,961
nCino, Inc.(1)	636,028	26,064,428
SPS Commerce, Inc.(1)	101,444	13,309,453
		$ 203,731,483
Specialty Retail — 1.7%
National Vision Holdings, Inc.(1)	1,250,458	$ 54,482,455
		$ 54,482,455
Textiles, Apparel & Luxury Goods — 0.4%
Steven Madden, Ltd.	363,437	$ 14,043,206
		$ 14,043,206
Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc.	174,560	$ 17,920,330
Herc Holdings, Inc.	352,900	58,966,061
		$ 76,886,391
Total Common Stocks (identified cost $2,656,278,260)		$3,095,738,694

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$2,520	$ 2,398,864
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(4)(5)	15	14,558
Total High Social Impact Investments (identified cost $2,535,212)		$ 2,413,422

7
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(6)	139,910,659	$ 139,896,668
Total Short-Term Investments (identified cost $139,890,916)		$ 139,896,668
Total Investments — 102.9% (identified cost $2,798,704,388)		$3,238,048,784
Other Assets, Less Liabilities — (2.9)%		$ (90,442,604)
Net Assets — 100.0%		$ 3,147,606,180

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $23,312,424.
(3)	May be deemed to be an affiliated company (see Note 7).
(4)	Restricted security. Total market value of restricted securities amounts to $2,413,422, which represents 0.1% of the net assets of the Fund as of March 31, 2022.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2022.
(6)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,520,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	15,212
8
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,656,293,472) - including $23,312,424 of securities on loan	$ 3,095,753,252
Investments in securities of affiliated issuers, at value (identified cost $142,410,916)	142,295,532
Receivable for capital shares sold	13,631,932
Dividends and interest receivable	3,118,309
Dividends and interest receivable - affiliated	15,435
Securities lending income receivable	744
Directors' deferred compensation plan	318,452
Total assets	$3,255,133,656
Liabilities
Payable for investments purchased	$ 100,706,863
Payable for capital shares redeemed	3,543,552
Payable to affiliates:
Investment advisory fee	1,790,080
Administrative fee	315,896
Distribution and service fees	89,938
Sub-transfer agency fee	28,656
Directors' deferred compensation plan	318,452
Accrued expenses	734,039
Total liabilities	$ 107,527,476
Net Assets	$3,147,606,180
Sources of Net Assets
Paid-in capital	$ 2,643,802,242
Distributable earnings	503,803,938
Net Assets	$3,147,606,180
Class A Shares
Net Assets	$ 299,496,071
Shares Outstanding	9,566,001
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 31.31
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 32.87
Class C Shares
Net Assets	$ 32,869,957
Shares Outstanding	1,264,411
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 26.00
Class I Shares
Net Assets	$ 2,545,034,228
Shares Outstanding	74,400,329
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.21
9
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class R6 Shares
Net Assets	$ 270,205,924
Shares Outstanding	7,895,585
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.22

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income	$ 16,600,448
Dividend income - affiliated issuers	12,522
Interest income	30
Interest income - affiliated issuers	18,900
Securities lending income, net	10,906
Total investment income	$ 16,642,806
Expenses
Investment advisory fee	$ 10,151,543
Administrative fee	1,791,449
Distribution and service fees:
Class A	375,172
Class C	166,150
Directors' fees and expenses	61,060
Custodian fees	24,464
Transfer agency fees and expenses	1,226,288
Accounting fees	264,376
Professional fees	22,554
Registration fees	126,826
Reports to shareholders	81,034
Miscellaneous	50,182
Total expenses	$ 14,341,098
Net investment income	$ 2,301,708
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 79,161,013
Investment securities - affiliated issuers	(7,534)
Net realized gain	$ 79,153,479
Change in unrealized appreciation (depreciation):
Investment securities	$ (33,080,052)
Investment securities - affiliated issuers	(76,484)
Net change in unrealized appreciation (depreciation)	$(33,156,536)
Net realized and unrealized gain	$ 45,996,943
Net increase in net assets from operations	$ 48,298,651
11
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ 2,301,708	$ (136,027)
Net realized gain	79,153,479	238,413,599
Net change in unrealized appreciation (depreciation)	(33,156,536)	379,999,418
Net increase in net assets from operations	$ 48,298,651	$ 618,276,990
Distributions to shareholders:
Class A	$ (21,291,913)	$ —
Class C	(2,622,245)	—
Class I	(169,776,999)	(2,198,171)
Class R6	(6,322,582)	(92,105)
Total distributions to shareholders	$ (200,013,739)	$ (2,290,276)
Capital share transactions:
Class A	$ 27,738,915	$ 29,601,756
Class C	2,525,171	8,858,899
Class I	279,607,597	670,027,418
Class R6	185,024,129	22,140,747
Net increase in net assets from capital share transactions	$ 494,895,812	$ 730,628,820
Net increase in net assets	$ 343,180,724	$1,346,615,534
Net Assets
At beginning of period	$ 2,804,425,456	$ 1,457,809,922
At end of period	$3,147,606,180	$2,804,425,456
12
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 33.14	$ 23.94	$ 25.35	$ 26.61	$ 25.70	$ 21.76
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.01)	$ (0.07)	$ (0.01)	$ 0.02	$ (0.04)	$ (0.05)
Net realized and unrealized gain (loss)	0.59	9.27	(1.08)	(0.04) (2)	4.34	4.32
Total income (loss) from operations	$ 0.58	$ 9.20	$ (1.09)	$ (0.02)	$ 4.30	$ 4.27
Less Distributions
From net investment income	$ —(3)	$ —	$ —	$ —	$ —(3)	$ —
From net realized gain	(2.41)	—	(0.32)	(1.24)	(3.39)	(0.33)
Total distributions	$ (2.41)	$ —	$ (0.32)	$ (1.24)	$ (3.39)	$ (0.33)
Net asset value — End of period	$ 31.31	$ 33.14	$ 23.94	$ 25.35	$ 26.61	$ 25.70
Total Return(4)	1.50% (5)	38.43%	(4.38)%	0.61%	18.55%	19.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$299,496	$288,922	$185,777	$172,277	$158,921	$137,860
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.18% (7)	1.19%	1.22%	1.25%	1.28%	1.36%
Net expenses	1.18% (7)	1.19%	1.21%	1.23%	1.28%	1.36%
Net investment income (loss)	(0.07)% (7)	(0.21)%	(0.03)%	0.07%	(0.17)%	(0.22)%
Portfolio Turnover	19% (5)	53%	44%	45%	51%	137%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
13
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 27.84	$ 20.27	$ 21.63	$ 22.90	$ 22.58	$ 19.30
Income (Loss) From Operations
Net investment loss(1)	$ (0.11)	$ (0.26)	$ (0.16)	$ (0.14)	$ (0.20)	$ (0.21)
Net realized and unrealized gain (loss)	0.51	7.83	(0.92)	(0.04) (2)	3.77	3.82
Total income (loss) from operations	$ 0.40	$ 7.57	$ (1.08)	$ (0.18)	$ 3.57	$ 3.61
Less Distributions
From net realized gain	$ (2.24)	$ —	$ (0.28)	$ (1.09)	$ (3.25)	$ (0.33)
Total distributions	$ (2.24)	$ —	$ (0.28)	$ (1.09)	$ (3.25)	$ (0.33)
Net asset value — End of period	$ 26.00	$ 27.84	$ 20.27	$ 21.63	$ 22.90	$ 22.58
Total Return(3)	1.14% (4)	37.35%	(5.10)%	(0.12)%	17.66%	18.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,870	$32,596	$16,992	$14,775	$18,945	$16,691
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.93% (6)	1.94%	1.97%	2.01%	2.03%	2.22%
Net expenses	1.93% (6)	1.94%	1.96%	1.99%	2.03%	2.12%
Net investment loss	(0.82)% (6)	(0.97)%	(0.78)%	(0.68)%	(0.91)%	(0.99)%
Portfolio Turnover	19% (4)	53%	44%	45%	51%	137%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
14
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 36.02	$ 26.00	$ 27.49	$ 28.73	$ 27.51	$ 23.18
Income (Loss) From Operations
Net investment income(1)	$ 0.03	$ 0.01	$ 0.06	$ 0.09	$ 0.05	$ 0.06
Net realized and unrealized gain (loss)	0.64	10.05	(1.17)	(0.02) (2)	4.67	4.62
Total income (loss) from operations	$ 0.67	$ 10.06	$ (1.11)	$ 0.07	$ 4.72	$ 4.68
Less Distributions
From net investment income	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.06)	$ (0.08)	$ (0.02)
From net realized gain	(2.45)	—	(0.33)	(1.25)	(3.42)	(0.33)
Total distributions	$ (2.48)	$ (0.04)	$ (0.38)	$ (1.31)	$ (3.50)	$ (0.35)
Net asset value — End of period	$ 34.21	$ 36.02	$ 26.00	$ 27.49	$ 28.73	$ 27.51
Total Return(3)	1.64% (4)	38.73%	(4.12)%	0.92%	18.92%	20.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,545,034	$2,398,219	$1,211,029	$461,237	$257,089	$93,724
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.93% (6)	0.94%	0.97%	1.00%	1.04%	0.92%
Net expenses	0.93% (6)	0.94%	0.96%	0.95%	0.92%	0.90%
Net investment income	0.18% (6)	0.03%	0.22%	0.34%	0.19%	0.23%
Portfolio Turnover	19% (4)	53%	44%	45%	51%	137%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
15
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2021	2020	2019 (1)
Net asset value — Beginning of period	$ 36.05	$ 26.01	$ 27.50	$ 24.93
Income (Loss) From Operations
Net investment income(2)	$ 0.07	$ 0.04	$ 0.07	$ 0.07
Net realized and unrealized gain (loss)	0.61	10.05	(1.16)	2.50
Total income (loss) from operations	$ 0.68	$ 10.09	$ (1.09)	$ 2.57
Less Distributions
From net investment income	$ (0.06)	$ (0.05)	$ (0.07)	$ —
From net realized gain	(2.45)	—	(0.33)	—
Total distributions	$ (2.51)	$ (0.05)	$ (0.40)	$ —
Net asset value — End of period	$ 34.22	$ 36.05	$ 26.01	$ 27.50
Total Return(3)	1.67% (4)	38.83%	(4.07)%	10.31% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$270,206	$84,689	$44,012	$34,782
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.85% (6)	0.86%	0.91%	0.93% (6)
Net expenses	0.85% (6)	0.86%	0.90%	0.90% (6)
Net investment income	0.40% (6)	0.11%	0.28%	0.37% (6)
Portfolio Turnover	19% (4)	53%	44%	45% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Small-Cap Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland business corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was increased to 5.25%. A contingent deferred sales charge of 0.80% (1.00% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the
17

Calvert
Small-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,095,738,694(1)	$ —	$ —	$ 3,095,738,694
High Social Impact Investments	—	2,413,422	—	2,413,422
Short-Term Investments	—	139,896,668	—	139,896,668
Total Investments	$3,095,738,694	$142,310,090	$ —	$3,238,048,784

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
18

Calvert
Small-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.68% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $10,151,543. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 0.90% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, no expenses were waived or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $1,791,449.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $375,172 and $166,150 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $38,729 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Fund was also informed that EVD received $1,015 and $3,028 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022 in the amount of $6,222.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $35,604 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $859,571,503 and $562,670,794, respectively.
19

Calvert
Small-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,806,163,893
Gross unrealized appreciation	$ 508,584,114
Gross unrealized depreciation	(76,699,223)
Net unrealized appreciation	$ 431,884,891
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan was $23,312,424 and the total value of collateral received was $24,016,625, comprised of U.S. government and/or agencies securities.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
7  Affiliated Companies and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
20

Calvert
Small-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

At March 31, 2022, the value of the Fund’s investment in the Notes and affiliated funds was $142,295,532, which represents 4.5% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 2,476,732	$ —	$ —	$ —	$ (77,868)	$ 2,398,864	$ 18,900	$ 2,520,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	43,689,895	536,001,399	(439,788,476)	(7,534)	1,384	139,896,668	12,522	139,910,659
Totals				$(7,534)	$ (76,484)	$142,295,532	$31,422

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,080,991	$ 35,125,308	2,511,035	$ 77,975,808
Reinvestment of distributions	619,975	20,093,380	—	—
Shares redeemed	(873,359)	(28,128,577)	(1,588,951)	(49,469,166)
Converted from Class C	19,417	648,804	38,198	1,095,114
Net increase	847,024	$ 27,738,915	960,282	$ 29,601,756
Class C
Shares sold	140,797	$ 3,793,227	525,736	$ 13,902,600
Reinvestment of distributions	83,591	2,255,294	—	—
Shares redeemed	(107,500)	(2,874,546)	(148,104)	(3,948,587)
Converted to Class A	(23,204)	(648,804)	(45,209)	(1,095,114)
Net increase	93,684	$ 2,525,171	332,423	$ 8,858,899
Class I
Shares sold	15,078,643	$ 532,073,434	35,089,756	$1,189,109,366
Reinvestment of distributions	4,002,933	141,663,794	60,642	1,893,863
Shares redeemed	(11,255,484)	(394,129,631)	(15,153,155)	(520,975,811)
Net increase	7,826,092	$ 279,607,597	19,997,243	$ 670,027,418
21

Calvert
Small-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class R6
Shares sold	6,525,584	$ 218,292,932	1,071,248	$ 36,569,790
Reinvestment of distributions	139,405	4,933,560	2,905	90,728
Shares redeemed	(1,118,436)	(38,202,363)	(417,221)	(14,519,771)
Net increase	5,546,553	$ 185,024,129	656,932	$ 22,140,747
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Calvert
Small-Cap Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
23

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

24

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
25

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24198     3.31.22

Calvert
Global Energy Solutions Fund
Global Water Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
Global Energy Solutions Fund
Global Water Fund

Calvert
Global Energy Solutions Fund
March 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	(2.48)%	(1.48)%	15.68%	8.60%
Class A with 4.75% Maximum Sales Charge	—	—	(7.13)	(6.15)	14.57	8.07
Class C at NAV	07/31/2007	05/31/2007	(2.85)	(2.28)	14.80	7.85
Class C with 1% Maximum Sales Charge	—	—	(3.82)	(3.25)	14.80	7.85
Class I at NAV	05/31/2007	05/31/2007	(2.36)	(1.30)	15.98	9.01

MSCI ACWI Index	—	—	0.96%	7.28%	11.64%	9.99%
Calvert Global Energy Research Spliced Benchmark	—	—	(1.75)	0.18	17.19	12.76
Calvert Global Energy Research Index	—	—	(1.75)	0.18	17.19	—
Alerian Global Alternative Energy Index	—	—	1.86	3.34	27.63	17.63

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.42%	2.17%	1.17%
Net	1.24	1.99	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Global Energy Solutions Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Enphase Energy, Inc.	1.2%
Delta Electronics, Inc.	1.0
Tesla, Inc.	1.0
ON Semiconductor Corp.	1.0
First Solar, Inc.	1.0
SolarEdge Technologies, Inc.	1.0
Universal Display Corp.	0.9
Umicore S.A.	0.9
LG Chem, Ltd.	0.9
Livent Corp.	0.9
Total	9.8%

*	Excludes cash and cash equivalents.

3

Calvert
Global Water Fund
March 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2008	09/30/2008	(2.83)%	3.04%	9.36%	8.36%
Class A with 4.75% Maximum Sales Charge	—	—	(7.45)	(1.87)	8.30	7.83
Class C at NAV	09/30/2008	09/30/2008	(3.18)	2.29	8.55	7.69
Class C with 1% Maximum Sales Charge	—	—	(4.15)	1.29	8.55	7.69
Class I at NAV	01/31/2014	09/30/2008	(2.72)	3.29	9.68	8.68

MSCI ACWI Index	—	—	0.96%	7.28%	11.64%	9.99%
Calvert Global Water Research Spliced Benchmark	—	—	(2.12)	4.67	10.83	11.38
Calvert Global Water Research Index	—	—	(2.12)	4.67	10.83	—
S-Network Global Water Index	—	—	(3.53)	4.89	9.47	10.55

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.29%	2.04%	1.04%
Net	1.24	1.99	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Global Water Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Ecolab, Inc.	2.1%
IDEX Corp.	1.9
Tetra Tech, Inc.	1.8
Evoqua Water Technologies Corp.	1.8
Xylem, Inc.	1.8
Zurn Water Solutions Corp.	1.8
American Water Works Co., Inc.	1.7
Pentair PLC	1.7
Essential Utilities, Inc.	1.6
Watts Water Technologies, Inc., Class A	1.6
Total	17.8%

*	Excludes cash and cash equivalents.

5

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
The Calvert Global Energy Research Spliced Benchmark is comprised of the Alerian Global Alternative Energy Index prior to October 4, 2016 and the Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes companies that manage energy use in a sustainable manner or that are actively engaged in facilitating the transition to a more sustainable economy through the reduction of greenhouse gas emissions and the expanded use of renewable energy sources. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly, the ten year return is not available. The Alerian Global Alternative Energy Index measures the performance of stocks engaged in the field of alternative energy including solar, bioenergy, wind, hydro, and geothermal power sources.
The Calvert Global Water Research Spliced Benchmark is comprised of the S-Network Global Water Index prior to April 11, 2016 and the Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index includes stocks of companies that manage water use in a sustainable manner or that are actively engaged in expanding access to water, improving water quality, promoting the efficient use of water, or providing solutions that address other global water challenges. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly, the ten year return is not available. The S-Network Global Water Index measures the performance of stocks involved in water infrastructure, including utilities, and water technology development.
Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
For the Calvert Global Water Fund, performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Calvert Global Water Fund is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective October 4, 2016, the Calvert Global Energy Solutions Fund changed its investment objective and principal investment strategies to track the Calvert Global Energy Research Index and implement the Calvert Principles for Responsible Investment. Prior to October 4, 2016, the Fund employed an active management strategy. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from Alerian Global Alternative Energy Index to Calvert Global Energy Research Index.
Effective April 11, 2016, the Calvert Global Water Fund changed its investment objective and principal investment strategies to track the Calvert Global Water Research Index and implement the Calvert Principles for Responsible Investment. Prior to April 11, 2016, the Fund employed an active management strategy. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from S-Network Global Water Index to Calvert Global Water Research Index.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Important Notice to Shareholders
Effective August 2, 2021, Alerian and S-Network Global Indexes rebranded the Ardour Alternative Energy Index Suite to the Alerian Alternative Energy Index Suite.

6

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Global Energy Solutions Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 975.20	$ 6.11**	1.24%
Class C	$1,000.00	$ 971.50	$ 9.78**	1.99%
Class I	$1,000.00	$ 976.40	$ 4.88**	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$ 6.24**	1.24%
Class C	$1,000.00	$1,015.01	$10.00 **	1.99%
Class I	$1,000.00	$1,020.00	$ 4.99**	0.99%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
7

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Fund Expenses — continued

Calvert Global Water Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 971.70	$ 6.10**	1.24%
Class C	$1,000.00	$ 968.20	$ 9.76**	1.99%
Class I	$1,000.00	$ 972.80	$ 4.87**	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$ 6.24**	1.24%
Class C	$1,000.00	$1,015.01	$10.00 **	1.99%
Class I	$1,000.00	$1,020.00	$ 4.99**	0.99%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
8

Calvert
Global Energy Solutions Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Austria — 0.6%
Verbund AG	12,940	$ 1,366,518
		$ 1,366,518
Belgium — 0.9%
Umicore S.A.	50,211	$ 2,170,489
		$ 2,170,489
Brazil — 0.7%
Sao Martinho S.A.	158,952	$ 1,480,999
		$ 1,480,999
Canada — 4.9%
Algonquin Power & Utilities Corp.(1)	110,409	$ 1,712,459
Boralex, Inc., Class A	47,558	1,541,455
Brookfield Renewable Partners L.P.	44,257	1,817,635
Canadian Solar, Inc.(1)(2)	52,719	1,864,144
Innergex Renewable Energy, Inc.	91,319	1,452,163
Northland Power, Inc.	48,556	1,614,196
TransAlta Renewables, Inc.	92,141	1,362,049
		$ 11,364,101
China — 5.6%
BYD Co., Ltd., Class H	47,500	$ 1,321,226
China Everbright Environment Group, Ltd.	1,898,037	1,139,212
China High Speed Transmission Equipment Group Co., Ltd.(2)	1,718,000	1,036,330
China Longyuan Power Group Corp., Ltd., Class H	750,000	1,685,808
NIO, Inc. ADR(2)	64,176	1,350,905
Xinyi Energy Holdings, Ltd.(1)	2,376,000	1,433,264
Xinyi Solar Holdings, Ltd.	1,142,000	1,987,502
XPENG, Inc. ADR(2)	36,459	1,005,904
Yadea Group Holdings, Ltd.(3)	710,000	1,087,619
Zhuzhou CRRC Times Electric Co., Ltd., Class H	216,900	839,786
		$ 12,887,556
Denmark — 2.5%
Novozymes A/S, Class B	20,535	$ 1,407,965
Orsted A/S(3)	13,515	1,691,691
ROCKWOOL International A/S, Class B	3,499	1,155,054
Vestas Wind Systems A/S	54,952	1,612,006
		$ 5,866,716
Finland — 0.6%
Neste Oyj	31,925	$ 1,455,561
		$ 1,455,561
Security	Shares	Value
France — 5.1%
Albioma S.A.	26,807	$ 1,300,531
Alstom S.A.(1)	49,046	1,147,621
Cie de Saint-Gobain	23,246	1,383,145
Danone S.A.	20,673	1,142,038
Engie S.A.	78,690	1,034,537
Legrand S.A.	15,079	1,433,657
Neoen S.A.(1)(2)(3)	34,000	1,444,403
Nexans S.A.	12,950	1,211,866
Schneider Electric SE	10,249	1,720,708
		$ 11,818,506
Germany — 7.0%
Bayerische Motoren Werke AG	12,971	$ 1,120,922
Daimler Truck Holding AG(2)	41,324	1,146,120
Deutsche Post AG	24,870	1,187,589
Encavis AG	75,594	1,576,143
Evonik Industries AG	40,887	1,134,305
Infineon Technologies AG	44,015	1,489,028
Mercedes-Benz Group AG	16,006	1,123,453
Nordex SE(1)(2)	97,037	1,680,414
Siemens AG	11,544	1,598,466
Siemens Energy AG(2)	66,505	1,513,037
SMA Solar Technology AG	34,825	1,445,374
VERBIO Vereinigte BioEnergie AG	16,131	1,240,807
		$ 16,255,658
Greece — 0.6%
Terna Energy S.A.	79,617	$ 1,458,708
		$ 1,458,708
Ireland — 1.1%
CRH PLC	27,659	$ 1,104,746
Kingspan Group PLC	13,978	1,366,304
		$ 2,471,050
Italy — 2.7%
Enel SpA	170,140	$ 1,135,982
ERG SpA	40,954	1,358,156
Falck Renewables SpA	123,697	1,205,798
Snam SpA	226,134	1,304,013
Terna - Rete Elettrica Nazionale(1)	152,923	1,313,192
		$ 6,317,141
Japan — 4.5%
Daikin Industries, Ltd.	8,100	$ 1,470,991
GS Yuasa Corp.	58,900	1,119,048
Hitachi Metals, Ltd.(2)	71,000	1,187,849
Meidensha Corp.	80,000	1,654,630

9
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	117,700	$ 1,349,883
Nidec Corp.	14,700	1,161,051
West Holdings Corp.(1)	31,300	1,225,643
Yokogawa Electric Corp.	72,300	1,231,884
		$ 10,400,979
Netherlands — 1.3%
Alfen Beheer B.V.(2)(3)	18,213	$ 1,846,517
Signify NV(3)	24,269	1,128,930
		$ 2,975,447
New Zealand — 1.9%
Infratil, Ltd.(1)	266,048	$ 1,517,877
Mercury NZ, Ltd.(1)	351,504	1,442,973
Meridian Energy, Ltd.	428,278	1,492,146
		$ 4,452,996
Norway — 1.2%
Norsk Hydro ASA	132,713	$ 1,289,422
Scatec ASA(3)	89,096	1,349,033
		$ 2,638,455
Singapore — 1.8%
City Developments, Ltd.	240,400	$ 1,389,685
Maxeon Solar Technologies, Ltd.(1)(2)	117,453	1,700,719
XP Power, Ltd.	21,453	974,708
		$ 4,065,112
South Korea — 1.8%
Ecopro BM Co., Ltd.	6,034	$ 1,949,993
LG Chem, Ltd.	4,916	2,148,127
		$ 4,098,120
Spain — 4.9%
Acciona S.A.	8,423	$ 1,609,931
Atlantica Sustainable Infrastructure PLC	39,400	1,381,758
EDP Renovaveis S.A.	61,852	1,590,260
Ence Energia y Celulosa S.A.(2)	329,643	1,159,139
Iberdrola S.A.	110,290	1,205,466
Red Electrica Corp. S.A.	62,987	1,293,188
Siemens Gamesa Renewable Energy S.A.(1)(2)	85,250	1,495,220
Solaria Energia y Medio Ambiente S.A.(2)	67,288	1,509,548
		$ 11,244,510
Sweden — 2.2%
AddTech AB, Class B	70,691	$ 1,357,147
Fabege AB	82,678	1,220,885
Munters Group AB(3)	142,138	880,536
Security	Shares	Value
Sweden (continued)
Nibe Industrier AB, Class B	151,072	$ 1,674,565
		$ 5,133,133
Switzerland — 1.7%
ABB, Ltd.(2)	45,824	$ 1,486,562
Gurit Holding AG(1)	870	1,393,608
Landis+Gyr Group AG	15,724	994,549
		$ 3,874,719
Taiwan — 5.1%
Chroma ATE, Inc.	184,000	$ 1,147,426
Delta Electronics, Inc.	258,000	2,392,105
Everlight Electronics Co., Ltd.	514,000	866,434
Kung Long Batteries Industrial Co., Ltd.	267,000	1,279,159
OptoTech Corp.	478,200	844,977
Simplo Technology Co., Ltd.	156,000	1,684,142
Sino-American Silicon Products, Inc.	284,000	1,739,359
Voltronic Power Technology Corp.	37,000	1,867,224
		$ 11,820,826
Thailand — 1.1%
BCPG PCL	2,770,337	$ 998,005
Energy Absolute PCL NVDR	513,100	1,505,937
		$ 2,503,942
United Kingdom — 4.1%
Croda International PLC	12,563	$ 1,292,376
easyJet PLC(2)	155,970	1,131,512
Johnson Matthey PLC	47,383	1,158,831
Linde PLC	4,232	1,351,828
National Grid PLC	102,006	1,567,649
Smart Metering Systems PLC	166,716	1,722,359
United Utilities Group PLC	87,471	1,288,054
		$ 9,512,609
United States — 35.6%
3M Co.	8,486	$ 1,263,396
AAON, Inc.	18,890	1,052,740
Acuity Brands, Inc.	6,788	1,284,968
AES Corp. (The)	59,358	1,527,281
Alaska Air Group, Inc.(2)	22,463	1,303,079
Alphabet, Inc., Class A(2)	467	1,298,890
Ameresco, Inc., Class A(2)	16,800	1,335,600
American Superconductor Corp.(2)	148,588	1,130,755
Aptiv PLC(2)	11,464	1,372,355
Arcosa, Inc.	34,074	1,950,736
BorgWarner, Inc.	31,785	1,236,437
Brookfield Renewable Corp., Class A	40,808	1,787,390

10
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Clearway Energy, Inc., Class C	41,212	$ 1,504,650
Cummins, Inc.	6,178	1,267,170
Eaton Corp. PLC	10,135	1,538,088
Emerson Electric Co.	16,658	1,633,317
EnerSys	25,477	1,899,820
Enphase Energy, Inc.(2)	13,769	2,778,309
Enviva ,Inc.	18,999	1,503,771
Equinix, Inc.	1,777	1,317,859
FedEx Corp.	5,674	1,312,907
First Solar, Inc.(2)	26,972	2,258,635
General Mills, Inc.	18,702	1,266,499
Gibraltar Industries, Inc.(2)	21,619	928,536
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,648	1,263,915
International Business Machines Corp.	10,294	1,338,426
Itron, Inc.(2)	22,828	1,202,579
Johnson Controls International PLC	23,423	1,535,846
Kyndryl Holdings, Inc.(2)	79,513	1,043,211
Livent Corp.(2)	80,198	2,090,762
Microsoft Corp.	4,199	1,294,594
MYR Group, Inc.(2)	18,654	1,754,222
NextEra Energy Partners, L.P.	19,193	1,599,928
NextEra Energy, Inc.	16,053	1,359,850
ON Semiconductor Corp.(2)	37,380	2,340,362
Ormat Technologies, Inc.	19,676	1,610,087
Owens Corning	13,885	1,270,478
Power Integrations, Inc.	21,807	2,021,073
Renewable Energy Group, Inc.(2)	22,653	1,373,904
Rockwell Automation, Inc.	5,503	1,541,005
SolarEdge Technologies, Inc.(2)	6,979	2,249,820
Stanley Black & Decker, Inc.	7,613	1,064,221
SunPower Corp.(1)(2)	70,482	1,513,953
Sunrun, Inc.(2)	54,917	1,667,829
Tenneco, Inc., Class A(2)	54,095	991,020
Tesla, Inc.(2)	2,175	2,343,780
TPI Composites, Inc.(2)	106,162	1,492,638
Trane Technologies PLC	9,665	1,475,846
Universal Display Corp.	13,086	2,184,708
Vicor Corp.(2)	22,993	1,622,156
Waste Management, Inc.	8,736	1,384,656
Whirlpool Corp.	6,249	1,079,702
Willdan Group, Inc.(2)	39,058	1,198,690
Wolfspeed, Inc.(2)	13,043	1,485,076
		$ 82,147,525
Total Common Stocks (identified cost $209,520,072)		$229,781,376

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$200	$ 190,386
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(5)(6)	5	5,076
Total High Social Impact Investments (identified cost $205,304)		$ 195,462

Short-Term Investments — 1.9%

Affiliated Fund — 0.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(7)	369,310	$ 369,273
Total Affiliated Fund (identified cost $369,273)		$ 369,273

Securities Lending Collateral — 1.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(8)	4,049,126	$ 4,049,126
Total Securities Lending Collateral (identified cost $4,049,126)		$ 4,049,126
Total Short-Term Investments (identified cost $4,418,399)		$ 4,418,399

Total Investments — 101.5% (identified cost $214,143,775)	$ 234,395,237
Other Assets, Less Liabilities — (1.5)%	$ (3,386,779)
Net Assets — 100.0%	$ 231,008,458

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $9,675,035.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $9,428,729 or 4.1% of the Fund's net assets.
(4)	May be deemed to be an affiliated company (see Note 7).

11
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

(5)	Restricted security. Total market value of restricted securities amounts to $195,462, which represents 0.1% of the net assets of the Fund as of March 31, 2022.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2022.
(7)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	34.9%
Utilities	25.6
Information Technology	17.8
Materials	8.2
Consumer Discretionary	6.1
Energy	2.4
Real Estate	1.7
Consumer Staples	1.7
Communication Services	0.6
Financials	0.5
High Social Impact Investments	0.1
Total	99.6%
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$200,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	5,304

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited
12
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Australia — 2.4%
Reece, Ltd.(1)	389,229	$ 5,480,166
Reliance Worldwide Corp., Ltd.	2,631,345	8,308,338
		$ 13,788,504
Brazil — 3.7%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	875,015	$ 8,601,398
Cia de Saneamento de Minas Gerais	2,012,392	5,794,918
Cia de Saneamento do Parana, PFC Shares	7,949,682	6,845,905
		$ 21,242,221
Canada — 1.8%
Gildan Activewear, Inc.	80,187	$ 3,007,614
Nutrien, Ltd.	36,603	3,783,418
Stantec, Inc.	63,097	3,165,070
		$ 9,956,102
Chile — 1.8%
Aguas Andinas S.A., Class A	26,359,131	$ 5,604,835
Inversiones Aguas Metropolitanas S.A.	9,388,963	4,740,393
		$ 10,345,228
China — 4.4%
Beijing Enterprises Water Group, Ltd.	16,887,452	$ 5,166,627
China Everbright Environment Group, Ltd.	4,389,666	2,634,702
China Lesso Group Holdings, Ltd.	3,125,578	3,751,458
China Water Affairs Group, Ltd.(1)	5,446,421	5,935,152
Guangdong Investment, Ltd.	5,429,427	7,397,270
		$ 24,885,209
Denmark — 0.6%
Novozymes A/S, Class B	47,880	$ 3,282,852
		$ 3,282,852
Finland — 1.4%
Kemira Oyj	604,023	$ 7,902,246
		$ 7,902,246
France — 3.6%
Accor S.A.(2)	91,561	$ 2,950,026
Eurofins Scientific SE	30,940	3,060,669
L'Oreal S.A.	7,891	3,152,021
LVMH Moet Hennessy Louis Vuitton SE	4,244	3,029,362
Veolia Environnement S.A.	254,402	8,157,012
		$ 20,349,090
Germany — 1.0%
GEA Group AG	71,699	$ 2,938,750
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	39,538	$ 2,646,345
		$ 5,585,095
Italy — 1.6%
ACEA SpA	229,491	$ 4,213,752
Interpump Group SpA	99,005	4,961,107
		$ 9,174,859
Japan — 7.9%
Ebara Corp.	107,056	$ 5,938,513
Hitachi Zosen Corp.	662,327	4,022,239
Hulic Reit, Inc.	2,317	3,165,389
Kurita Water Industries, Ltd.	226,642	8,365,542
Lixil Corp.	439,000	8,172,310
METAWATER Co., Ltd.	214,834	3,506,928
Sekisui Chemical Co., Ltd.	192,600	2,759,746
TOTO, Ltd.	136,200	5,469,869
Tsurumi Manufacturing Co., Ltd.	228,800	3,398,958
		$ 44,799,494
Netherlands — 1.5%
Aalberts NV	100,898	$ 5,229,166
Arcadis NV	68,919	3,096,548
		$ 8,325,714
Singapore — 0.6%
City Developments, Ltd.(1)	599,800	$ 3,467,276
Hyflux, Ltd.(1)(2)(3)	16,595,483	0
		$ 3,467,276
South Korea — 1.0%
Coway Co., Ltd.	52,462	$ 2,957,082
LG Chem, Ltd.	6,696	2,925,927
		$ 5,883,009
Spain — 1.1%
Acciona S.A.	18,294	$ 3,496,626
Iberdrola S.A.	275,134	3,007,206
		$ 6,503,832
Switzerland — 4.0%
Geberit AG	10,031	$ 6,183,674
Georg Fischer AG	4,521	5,401,986
Roche Holding AG PC	8,250	3,264,209
Sika AG	9,434	3,121,273
Sulzer AG	56,362	4,681,751
		$ 22,652,893

13
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	146,294	$ 3,001,004
		$ 3,001,004
Thailand — 1.6%
Eastern Water Resources Development and Management PCL	1,857,200	$ 407,352
Eastern Water Resources Development and Management PCL, Foreign Shares	16,542,500	3,628,372
TTW PCL, Foreign Shares	15,432,700	5,155,575
		$ 9,191,299
United Kingdom — 8.4%
CNH Industrial NV	219,565	$ 3,482,301
Croda International PLC	31,334	3,223,379
Ferguson PLC	44,618	6,044,837
Genuit Group PLC	710,270	4,555,319
Halma PLC	97,263	3,182,163
Mondi PLC	148,863	2,893,573
Pennon Group PLC	521,658	7,341,956
Severn Trent PLC	209,153	8,429,748
United Utilities Group PLC	563,762	8,301,678
		$ 47,454,954
United States — 49.7%
Advanced Drainage Systems, Inc.	49,748	$ 5,910,560
American States Water Co.	84,532	7,525,039
American Water Works Co., Inc.	59,898	9,914,916
Badger Meter, Inc.	89,493	8,923,347
Ball Corp.	35,056	3,155,040
Brookfield Renewable Corp., Class A	84,183	3,687,215
California Water Service Group	124,718	7,393,283
Chemed Corp.	12,173	6,166,233
CMS Energy Corp.	49,147	3,437,341
Cousins Properties, Inc.	81,437	3,281,097
Danaher Corp.	11,466	3,363,322
Ecolab, Inc.	67,779	11,967,060
Energy Recovery, Inc.(2)	391,753	7,889,905
Entegris, Inc.	24,114	3,165,204
Essential Utilities, Inc.	175,989	8,998,318
Evoqua Water Technologies Corp.(2)	223,219	10,486,829
Flowserve Corp.	178,837	6,420,248
Fortune Brands Home & Security, Inc.	70,647	5,247,659
Franklin Electric Co., Inc.	62,787	5,213,833
Gorman-Rupp Co. (The)	118,520	4,252,498
Hawkins, Inc.	167,031	7,666,723
Hyatt Hotels Corp., Class A(2)	32,395	3,092,103
IDEX Corp.	55,807	10,699,876
IDEXX Laboratories, Inc.(2)	5,910	3,233,125
Intel Corp.	65,952	3,268,581
Security	Shares	Value
United States (continued)
Itron, Inc.(2)	66,003	$ 3,477,038
Levi Strauss & Co., Class A	138,916	2,744,980
Lindsay Corp.	36,321	5,702,760
Masco Corp.	111,211	5,671,761
Middlesex Water Co.	65,976	6,938,696
Minerals Technologies, Inc.	44,948	2,973,310
Mondelez International, Inc., Class A	48,044	3,016,202
Mueller Industries, Inc.	92,701	5,021,613
Mueller Water Products, Inc., Class A	390,493	5,045,170
Nucor Corp.	23,902	3,553,032
Parker-Hannifin Corp.	10,614	3,011,829
Pentair PLC	176,762	9,582,268
Procter & Gamble Co. (The)	20,180	3,083,504
Roper Technologies, Inc.	7,019	3,314,582
Sherwin-Williams Co. (The)	11,958	2,984,956
SJW Group	101,835	7,085,679
Tetra Tech, Inc.	63,653	10,498,926
Trimble, Inc.(2)	45,110	3,254,235
Valmont Industries, Inc.	25,490	6,081,914
Watts Water Technologies, Inc., Class A	64,205	8,962,376
Xylem, Inc.	121,536	10,362,159
York Water Co. (The)	125,619	5,649,086
Zurn Water Solutions Corp.	285,017	10,089,602
		$282,465,033
Total Common Stocks (identified cost $428,287,730)		$560,255,914

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$630	$ 599,716
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(5)(6)	28	27,201
Total High Social Impact Investments (identified cost $658,421)		$ 626,917

Short-Term Investments — 0.9%

Affiliated Fund — 0.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(7)	5,276,780	$ 5,276,252
Total Affiliated Fund (identified cost $5,275,726)		$ 5,276,252

14
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.0%(8)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(9)	152,036	$ 152,036
Total Securities Lending Collateral (identified cost $152,036)		$ 152,036
Total Short-Term Investments (identified cost $5,427,762)		$ 5,428,288

Total Investments — 99.6% (identified cost $434,373,913)	$566,311,119
Other Assets, Less Liabilities — 0.4%	$ 2,042,142
Net Assets — 100.0%	$568,353,261

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $7,236,263.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4)	May be deemed to be an affiliated company (see Note 7).
(5)	Restricted security. Total market value of restricted securities amounts to $626,917, which represents 0.1% of the net assets of the Fund as of March 31, 2022.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2022.
(7)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(8)	Amount is less than 0.05%.
(9)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	43.7%
Utilities	28.6
Materials	10.5
Information Technology	5.0
Consumer Discretionary	3.6
Health Care	3.4
Consumer Staples	2.1
Real Estate	1.7
High Social Impact Investments	0.1
Total	98.7%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$630,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	28,421

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PCL	– Public Company Limited
PFC Shares	– Preference Shares
15
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Statements of Assets and Liabilities (Unaudited)

	March 31, 2022
	Global Energy Solutions Fund	Global Water Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $213,574,502 and $428,468,187, respectively) - including $9,675,035 and $7,236,263, respectively, of securities on loan	$ 233,835,578	$ 560,435,151
Investments in securities of affiliated issuers, at value (identified cost $569,273 and $5,905,726, respectively)	559,659	5,875,968
Cash	812	—
Cash denominated in foreign currency, at value (cost $89,942 and $501,421, respectively)	90,209	502,128
Receivable for capital shares sold	507,228	494,214
Dividends and interest receivable	317,062	1,795,825
Dividends and interest receivable - affiliated	906	2,990
Securities lending income receivable	1,626	1,812
Tax reclaims receivable	150,994	432,385
Receivable from affiliate	27,577	14,489
Directors' deferred compensation plan	59,535	314,758
Total assets	$235,551,186	$569,869,720
Liabilities
Payable for capital shares redeemed	$ 84,946	$ 329,793
Deposits for securities loaned	4,049,126	152,036
Payable to affiliates:
Investment advisory fee	142,988	344,741
Administrative fee	22,878	57,278
Distribution and service fees	29,399	81,005
Sub-transfer agency fee	15,641	22,178
Directors' deferred compensation plan	59,535	314,758
Accrued expenses	138,215	214,670
Total liabilities	$ 4,542,728	$ 1,516,459
Net Assets	$231,008,458	$568,353,261
Sources of Net Assets
Paid-in capital	$ 240,812,378	$ 433,063,826
Distributable earnings (accumulated loss)	(9,803,920)	135,289,435
Net Assets	$231,008,458	$568,353,261
Class A Shares
Net Assets	$ 99,850,221	$ 245,118,561
Shares Outstanding	8,028,342	8,901,036
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.44	$ 27.54
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 13.06	$ 28.91
Class C Shares
Net Assets	$ 10,555,785	$ 34,639,019
Shares Outstanding	910,641	1,369,915
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.59	$ 25.29
16
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Statements of Assets and Liabilities (Unaudited) — continued

March 31, 2022
	Global Energy Solutions Fund	Global Water Fund
Class I Shares
Net Assets	$ 120,602,452	$ 288,595,681
Shares Outstanding	9,539,058	10,407,538
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.64	$ 27.73

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2022
	Global Energy Solutions Fund	Global Water Fund
Investment Income
Dividend income (net of foreign taxes withheld of $104,709 and $493,483, respectively)	$ 1,613,169	$ 4,644,164
Dividend income - affiliated issuers	187	617
Interest income	172	59
Interest income - affiliated issuers	1,500	4,725
Securities lending income, net	12,822	12,171
Total investment income	$ 1,627,850	$ 4,661,736
Expenses
Investment advisory fee	$ 876,821	$ 2,113,368
Administrative fee	140,291	351,607
Distribution and service fees:
Class A	127,253	318,529
Class C	54,688	198,255
Directors' fees and expenses	4,664	11,604
Custodian fees	19,295	26,964
Transfer agency fees and expenses	166,235	313,341
Accounting fees	32,787	69,940
Professional fees	16,568	19,821
Registration fees	42,947	40,519
Reports to shareholders	9,924	21,100
Miscellaneous	11,903	9,331
Total expenses	$ 1,503,376	$ 3,494,379
Waiver and/or reimbursement of expenses by affiliate	$ (163,158)	$ (75,243)
Net expenses	$ 1,340,218	$ 3,419,136
Net investment income	$ 287,632	$ 1,242,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 7,665,091	$ 14,918,791
Investment securities - affiliated issuers	(83)	12
Foreign currency transactions	27,831	(74,140)
Net realized gain	$ 7,692,839	$ 14,844,663
Change in unrealized appreciation (depreciation):
Investment securities	$ (14,022,891)	$ (33,156,247)
Investment securities - affiliated issuers	(6,259)	(19,127)
Foreign currency	21,914	49,606
Net change in unrealized appreciation (depreciation)	$(14,007,236)	$(33,125,768)
Net realized and unrealized loss	$ (6,314,397)	$(18,281,105)
Net decrease in net assets from operations	$ (6,026,765)	$(17,038,505)
18
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Statements of Changes in Net Assets

	Global Energy Solutions Fund		Global Water Fund
	Six Months Ended March 31,2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31,2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 287,632	$ 1,158,939	$ 1,242,600	$ 6,548,443
Net realized gain	7,692,839	29,955,347	14,844,663	31,547,709
Net change in unrealized appreciation (depreciation)	(14,007,236)	9,604,773	(33,125,768)	96,641,421
Net increase (decrease) in net assets from operations	$ (6,026,765)	$ 40,719,059	$ (17,038,505)	$134,737,573
Distributions to shareholders:
Class A	$ (270,586)	$ (576,225)	$ (2,493,300)	$ (1,611,609)
Class C	—	(12,463)	(110,783)	(12,508)
Class I	(624,496)	(567,285)	(3,511,660)	(2,142,987)
Total distributions to shareholders	$ (895,082)	$ (1,155,973)	$ (6,115,743)	$ (3,767,104)
Capital share transactions:
Class A	$ 2,686,509	$ 15,894,369	$ 7,976,289	$ 8,216,239
Class C	(141,120)	671,750	(5,837,271)	(9,252,815)
Class I	9,966,591	53,344,764	26,173,268	23,806,274
Net increase in net assets from capital share transactions	$ 12,511,980	$ 69,910,883	$ 28,312,286	$ 22,769,698
Net increase in net assets	$ 5,590,133	$109,473,969	$ 5,158,038	$153,740,167
Net Assets
At beginning of period	$ 225,418,325	$ 115,944,356	$ 563,195,223	$ 409,455,056
At end of period	$231,008,458	$225,418,325	$568,353,261	$563,195,223
19
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2022
Financial Highlights

	Global Energy Solutions Fund — Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 12.79	$ 9.54	$ 7.08	$ 6.95	$ 7.23	$ 6.23
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.06	$ 0.06	$ 0.08	$ 0.10	$ 0.08
Net realized and unrealized gain (loss)	(0.33)	3.27	2.48	0.15	(0.29)	0.98
Total income (loss) from operations	$ (0.32)	$ 3.33	$ 2.54	$ 0.23	$ (0.19)	$ 1.06
Less Distributions
From net investment income	$ (0.03)	$ (0.08)	$ (0.08)	$ (0.10)	$ (0.09)	$ (0.06)
Total distributions	$ (0.03)	$ (0.08)	$ (0.08)	$ (0.10)	$ (0.09)	$ (0.06)
Net asset value — End of period	$ 12.44	$ 12.79	$ 9.54	$ 7.08	$ 6.95	$ 7.23
Total Return(2)	(2.48)% (3)	35.00%	36.12%	3.60%	(2.73)%	17.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$99,850	$100,038	$62,428	$47,596	$51,502	$58,695
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.38% (5)	1.42%	1.54%	1.72%	1.69%	1.94%
Net expenses	1.24% (5)	1.24%	1.24%	1.26%	1.28%	1.38%
Net investment income	0.15% (5)	0.48%	0.76%	1.27%	1.34%	1.26%
Portfolio Turnover	16% (3)	50%	45%	40%	38%	133%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
20
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2022
Financial Highlights — continued

	Global Energy Solutions Fund — Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 11.93	$ 8.92	$ 6.63	$ 6.50	$ 6.76	$ 5.82
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.04)	$ (0.03)	$ (0.00)(2)	$ 0.02	$ 0.04	$ 0.03
Net realized and unrealized gain (loss)	(0.30)	3.06	2.32	0.16	(0.26)	0.92
Total income (loss) from operations	$ (0.34)	$ 3.03	$ 2.32	$ 0.18	$ (0.22)	$ 0.95
Less Distributions
From net investment income	$ —	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.01)
Total distributions	$ —	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.01)
Net asset value — End of period	$ 11.59	$ 11.93	$ 8.92	$ 6.63	$ 6.50	$ 6.76
Total Return(3)	(2.85)% (4)	33.93%	35.03%	2.85%	(3.31)%	16.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,556	$11,009	$ 7,841	$6,752	$9,996	$11,938
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.13% (6)	2.17%	2.29%	2.48%	2.44%	2.78%
Net expenses	1.99% (6)	1.99%	1.99%	2.01%	2.03%	2.13%
Net investment income (loss)	(0.61)% (6)	(0.27)%	(0.01)%	0.38%	0.59%	0.55%
Portfolio Turnover	16% (4)	50%	45%	40%	38%	133%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
21
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2022
Financial Highlights — continued

	Global Energy Solutions Fund — Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 13.01	$ 9.70	$ 7.20	$ 7.07	$ 7.34	$ 6.35
Income (Loss) From Operations
Net investment income(1)	$ 0.03	$ 0.10	$ 0.08	$ 0.11	$ 0.15	$ 0.13
Net realized and unrealized gain (loss)	(0.33)	3.31	2.52	0.14	(0.31)	0.97
Total income (loss) from operations	$ (0.30)	$ 3.41	$ 2.60	$ 0.25	$ (0.16)	$ 1.10
Less Distributions
From net investment income	$ (0.07)	$ (0.10)	$ (0.10)	$ (0.12)	$ (0.11)	$ (0.11)
Total distributions	$ (0.07)	$ (0.10)	$ (0.10)	$ (0.12)	$ (0.11)	$ (0.11)
Net asset value — End of period	$ 12.64	$ 13.01	$ 9.70	$ 7.20	$ 7.07	$ 7.34
Total Return(2)	(2.36)% (3)	35.28%	36.40%	3.89%	(2.33)%	17.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120,602	$114,371	$45,676	$23,867	$19,178	$ 5,503
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.13% (5)	1.17%	1.29%	1.47%	1.43%	1.66%
Net expenses	0.99% (5)	0.99%	0.99%	0.98%	0.93%	0.97%
Net investment income	0.41% (5)	0.80%	1.08%	1.60%	2.00%	1.99%
Portfolio Turnover	16% (3)	50%	45%	40%	38%	133%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
22
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2022
Financial Highlights

	Global Water Fund — Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 28.61	$ 21.67	$ 20.70	$ 20.00	$ 19.92	$ 17.71
Income (Loss) From Operations
Net investment income(1)	$ 0.05	$ 0.33	$ 0.14	$ 0.23	$ 0.23	$ 0.20
Net realized and unrealized gain (loss)	(0.84)	6.80	1.02	0.70	0.04	2.01
Total income (loss) from operations	$ (0.79)	$ 7.13	$ 1.16	$ 0.93	$ 0.27	$ 2.21
Less Distributions
From net investment income	$ (0.28)	$ (0.19)	$ (0.19)	$ (0.23)	$ (0.19)	$ —
Total distributions	$ (0.28)	$ (0.19)	$ (0.19)	$ (0.23)	$ (0.19)	$ —
Net asset value — End of period	$ 27.54	$ 28.61	$ 21.67	$ 20.70	$ 20.00	$ 19.92
Total Return(2)	(2.83)% (3)	33.05%	5.57%	4.86%	1.34%	12.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$245,119	$246,978	$180,956	$181,139	$201,243	$235,266
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.27% (5)	1.29%	1.34%	1.38%	1.39%	1.46%
Net expenses	1.24% (5)	1.24%	1.24%	1.25%	1.28%	1.28%
Net investment income	0.35% (5)	1.21%	0.70%	1.17%	1.14%	1.11%
Portfolio Turnover	15% (3)	27%	35%	28%	40%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
23
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2022
Financial Highlights — continued

	Global Water Fund — Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 26.19	$ 19.84	$ 18.98	$ 18.32	$ 18.28	$ 16.37
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.06)	$ 0.10	$ (0.02)	$ 0.08	$ 0.07	$ 0.07
Net realized and unrealized gain (loss)	(0.77)	6.26	0.92	0.66	0.03	1.84
Total income (loss) from operations	$ (0.83)	$ 6.36	$ 0.90	$ 0.74	$ 0.10	$ 1.91
Less Distributions
From net investment income	$ (0.07)	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.06)	$ —
Total distributions	$ (0.07)	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.06)	$ —
Net asset value — End of period	$ 25.29	$ 26.19	$ 19.84	$ 18.98	$ 18.32	$ 18.28
Total Return(2)	(3.18)% (3)	32.05%	4.75%	4.08%	0.61%	11.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,639	$41,631	$39,358	$50,369	$58,455	$67,096
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.02% (5)	2.04%	2.09%	2.13%	2.14%	2.17%
Net expenses	1.99% (5)	1.99%	1.99%	2.01%	2.03%	2.03%
Net investment income (loss)	(0.44)% (5)	0.42%	(0.08)%	0.43%	0.40%	0.41%
Portfolio Turnover	15% (3)	27%	35%	28%	40%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
24
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2022
Financial Highlights — continued

	Global Water Fund — Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 28.84	$ 21.83	$ 20.85	$ 20.15	$ 20.08	$ 17.79
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.40	$ 0.20	$ 0.29	$ 0.36	$ 0.30
Net realized and unrealized gain (loss)	(0.85)	6.86	1.02	0.70	(0.02)	1.99
Total income (loss) from operations	$ (0.76)	$ 7.26	$ 1.22	$ 0.99	$ 0.34	$ 2.29
Less Distributions
From net investment income	$ (0.35)	$ (0.25)	$ (0.24)	$ (0.29)	$ (0.27)	$ —
Total distributions	$ (0.35)	$ (0.25)	$ (0.24)	$ (0.29)	$ (0.27)	$ —
Net asset value — End of period	$ 27.73	$ 28.84	$ 21.83	$ 20.85	$ 20.15	$ 20.08
Total Return(2)	(2.72)% (3)	33.41%	5.83%	5.18%	1.68%	12.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$288,596	$274,586	$189,141	$179,839	$170,996	$16,094
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.02% (5)	1.04%	1.09%	1.13%	1.14%	1.12%
Net expenses	0.99% (5)	0.99%	0.99%	0.97%	0.93%	0.93%
Net investment income	0.61% (5)	1.47%	0.97%	1.48%	1.78%	1.61%
Portfolio Turnover	15% (3)	27%	35%	28%	40%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
25
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Energy Solutions Fund (Global Energy Solutions) and Calvert Global Water Fund (Global Water) (each a Fund and collectively, the Funds) are diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions industry. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water invests in equity securities of U.S. and non-U.S. companies whose main business is in the water industry, or that are significantly involved in water-related services or technologies.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was increased to 5.25%. A contingent deferred sales charge of 0.80% (1.00% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds' Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
26

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2022, based on the inputs used to value them:
Global Energy Solutions
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$ 1,366,518	$ —	$ 1,366,518
Belgium	—	2,170,489	—	2,170,489
Brazil	1,480,999	—	—	1,480,999
Canada	11,364,101	—	—	11,364,101
China	2,356,809	10,530,747	—	12,887,556
Denmark	—	5,866,716	—	5,866,716
Finland	—	1,455,561	—	1,455,561
France	—	11,818,506	—	11,818,506
Germany	—	16,255,658	—	16,255,658
Greece	—	1,458,708	—	1,458,708
Ireland	—	2,471,050	—	2,471,050
Italy	—	6,317,141	—	6,317,141
Japan	—	10,400,979	—	10,400,979
Netherlands	—	2,975,447	—	2,975,447
New Zealand	—	4,452,996	—	4,452,996
Norway	—	2,638,455	—	2,638,455
Singapore	1,700,719	2,364,393	—	4,065,112
South Korea	—	4,098,120	—	4,098,120
Spain	1,381,758	9,862,752	—	11,244,510
Sweden	—	5,133,133	—	5,133,133
Switzerland	—	3,874,719	—	3,874,719
Taiwan	—	11,820,826	—	11,820,826
Thailand	—	2,503,942	—	2,503,942
27

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Global Energy Solutions — continued
Asset Description (continued)	Level 1	Level 2	Level 3	Total
United Kingdom	$ 1,351,828	$ 8,160,781	$ —	$ 9,512,609
United States	82,147,525	—	—	82,147,525
Total Common Stocks	$101,783,739	$127,997,637 (1)	$ —	$229,781,376
High Social Impact Investments	$ —	$ 195,462	$ —	$ 195,462
Short-Term Investments:
Affiliated Fund	—	369,273	—	369,273
Securities Lending Collateral	4,049,126	—	—	4,049,126
Total Investments	$105,832,865	$128,562,372	$ —	$234,395,237

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Global Water
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$ 13,788,504	$ —	$ 13,788,504
Brazil	21,242,221	—	—	21,242,221
Canada	9,956,102	—	—	9,956,102
Chile	—	10,345,228	—	10,345,228
China	—	24,885,209	—	24,885,209
Denmark	—	3,282,852	—	3,282,852
Finland	—	7,902,246	—	7,902,246
France	—	20,349,090	—	20,349,090
Germany	—	5,585,095	—	5,585,095
Italy	—	9,174,859	—	9,174,859
Japan	—	44,799,494	—	44,799,494
Netherlands	—	8,325,714	—	8,325,714
Singapore	—	3,467,276	0	3,467,276
South Korea	—	5,883,009	—	5,883,009
Spain	—	6,503,832	—	6,503,832
Switzerland	—	22,652,893	—	22,652,893
Taiwan	—	3,001,004	—	3,001,004
Thailand	—	9,191,299	—	9,191,299
United Kingdom	3,482,301	43,972,653	—	47,454,954
United States	282,465,033	—	—	282,465,033
Total Common Stocks	$317,145,657	$243,110,257 (2)	$ 0	$560,255,914
High Social Impact Investments	$ —	$ 626,917	$ —	$ 626,917
Short-Term Investments:
Affiliated Fund	—	5,276,252	—	5,276,252
28

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Global Water — continued
Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Securities Lending Collateral	$ 152,036	$ —	$ —	$ 152,036
Total Investments	$317,297,693	$249,013,426	$ 0	$566,311,119

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2022 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, Global Water has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
29

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, each Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, each Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the respective Fund's change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the respective Fund's net realized gain (loss) on investments.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the following annual rates of each respective Fund's average daily net assets and is payable monthly:
Global Energy Solutions0.75%
Global Water
Up to and including $250 Million0.75%
Over $250 Million0.70%
For the six months ended March 31, 2022, the investment advisory fee for Global Energy Solutions and Global Water amounted to $876,821 and $2,113,368, respectively, or 0.75% (annualized) and 0.72% (annualized), respectively, of each Fund’s average daily net assets. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99% and 0.99% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $163,158 and $75,243 for Global Energy Solutions and Global Water, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $140,291 and $351,607 for Global Energy Solutions and Global Water, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2022 amounted to $127,253 and $318,529, respectively, for Class A shares and $54,688 and $198,255, respectively, for Class C shares.
The Funds were informed that EVD received $17,597 and $36,097 for Global Energy Solutions and Global Water, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022 in the amount of $8,937 for Global Water and none for Global Energy Solutions.
30

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2022, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Global Energy Solutions	Global Water
Class A	$ -	$ 192
Class C	1,124	1,319
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses for Global Energy Solutions and Global Water incurred to EVM amounted to $20,614 and $24,833, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Director of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Global Energy Solutions	Global Water
Purchases	$51,901,675	$107,928,384
Sales	38,436,940	89,223,735
4  Distributions to Shareholders and Income Tax Information
At September 30, 2021, the Funds, for federal income tax purposes, had the following deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long term character as when originally deferred.
The amounts of the deferred capital losses are as follows:
	Global Energy Solutions	Global Water
Deferred capital losses:
Short-term	$ —	$7,587,478
Long-term	37,797,659	—
The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2022, as determined on a federal income tax basis, were as follows:
31

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

	Global Energy Solutions	Global Water
Aggregate cost	$214,375,347	$439,174,452
Gross unrealized appreciation	$ 38,120,332	$ 152,626,391
Gross unrealized depreciation	(18,100,442)	(25,489,724)
Net unrealized appreciation	$ 20,019,890	$127,136,667
5  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan and the total value of collateral received were as follows:
	Global Energy Solutions	Global Water
Securities on Loan	$ 9,675,035	$ 7,236,263
Collateral Received:
Cash	4,049,126	152,036
U.S. government and/or agencies securities	6,242,122	7,795,857
Total Collateral Received	$10,291,248	$7,947,893
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
Global Energy Solutions	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,049,126	$ —	$ —	$ —	$4,049,126

Global Water	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$152,036	$ —	$ —	$ —	$152,036
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2022 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
32

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
The Funds had no borrowings outstanding pursuant to their line of credit at March 31, 2022. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
7  Affiliated Issuers and Funds
Each Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Funds) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2022, the value of each Fund's investment in the Notes and affiliated funds was $559,659 for Global Energy Solutions, which represents 0.2% of its net assets and $5,875,968 for Global Water, which represents 1.0% of its net assets. Transactions in the Notes and affiliated funds by the Funds for the six months ended March 31, 2022 were as follows:
Global Energy Solutions
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 196,566	$ —	$ —	$ —	$ (6,180)	$ 190,386	$ 1,500	$ 200,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	970,203	14,716,283	(15,317,051)	(83)	(79)	369,273	187	369,310
Totals				$ (83)	$ (6,259)	$ 559,659	$1,687

(1)	Restricted security.
Global Water
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 619,183	$ —	$ —	$ —	$ (19,467)	$ 599,716	$ 4,725	$ 630,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	2,930,857	34,906,467	(32,561,424)	12	340	5,276,252	617	5,276,780
Totals				$ 12	$ (19,127)	$5,875,968	$5,342

(1)	Restricted security.
33

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Funds). The authorized shares of each Fund consists of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
Global Energy Solutions
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	619,950	$ 8,046,096	2,383,314	$ 30,070,042
Reinvestment of distributions	19,659	256,347	44,331	530,637
Shares redeemed	(469,949)	(6,053,862)	(1,288,358)	(16,341,022)
Converted from Class C	34,207	437,928	140,620	1,634,712
Net increase	203,867	$ 2,686,509	1,279,907	$ 15,894,369
Class C
Shares sold	85,625	$ 1,023,592	340,490	$ 4,055,452
Reinvestment of distributions	—	—	1,094	12,290
Shares redeemed	(61,109)	(726,784)	(147,435)	(1,761,280)
Converted to Class A	(36,670)	(437,928)	(150,565)	(1,634,712)
Net increase (decrease)	(12,154)	$ (141,120)	43,584	$ 671,750
Class I
Shares sold	1,955,000	$ 25,745,850	6,761,201	$ 87,955,567
Reinvestment of distributions	46,889	621,285	46,193	561,712
Shares redeemed	(1,252,003)	(16,400,544)	(2,727,005)	(35,172,515)
Net increase	749,886	$ 9,966,591	4,080,389	$ 53,344,764
Global Water
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	546,722	$ 16,024,822	1,224,165	$ 33,471,723
Reinvestment of distributions	74,620	2,242,343	58,166	1,458,802
Shares redeemed	(511,557)	(14,887,402)	(1,232,467)	(32,868,802)
Converted from Class C	158,461	4,596,526	233,616	6,154,516
Net increase	268,246	$ 7,976,289	283,480	$ 8,216,239
34

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Global Water — continued
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class C
Shares sold	67,634	$ 1,811,318	231,435	$ 5,877,257
Reinvestment of distributions	3,634	100,493	497	11,475
Shares redeemed	(118,335)	(3,152,556)	(371,062)	(8,987,031)
Converted to Class A	(172,648)	(4,596,526)	(254,816)	(6,154,516)
Net decrease	(219,715)	$ (5,837,271)	(393,946)	$ (9,252,815)
Class I
Shares sold	1,563,881	$ 45,711,840	2,444,848	$ 67,005,702
Reinvestment of distributions	105,194	3,180,003	77,478	1,954,775
Shares redeemed	(783,854)	(22,718,575)	(1,662,422)	(45,154,203)
Net increase	885,221	$ 26,173,268	859,904	$ 23,806,274
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Funds may have difficulties enforcing their legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Concentration Risk
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
35

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
36

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
37

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

38

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
39

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
40

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24200     3.31.22

Calvert
Green Bond Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
Green Bond Fund

Calvert
Green Bond Fund
March 31, 2022
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2013	10/31/2013	(6.29)%	(5.47)%	1.79%	2.05%
Class A with 3.75% Maximum Sales Charge	—	—	(9.81)	(9.03)	1.02	1.59
Class I at NAV	10/31/2013	10/31/2013	(6.17)	(5.22)	2.08	2.38
Class R6 at NAV	02/01/2019	10/31/2013	(6.20)	(5.24)	2.12	2.40

ICE BofA Green Bond Index - Hedged USD	—	—	(6.83)%	(6.29)%	2.42%	2.76%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.76%	0.51%	0.46%
Net	0.73	0.48	0.43
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Green Bond Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Country Allocation (% of total investments)
United States	69.5%
France	6.1
Netherlands	5.3
Canada	3.9
Luxembourg	3.5
Italy	2.7
Sweden	1.2
Germany	1.0
Other (less than 1.0% each)	6.8
Total	100.0%
Credit Quality (% of bond holdings)*

* For purposes of the Fund's rating restrictions, ratings are based on Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer's creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P's measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody's) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency's analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition and does not necessarily reflect its assessment of the volatility of a security's market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

3

Calvert
Green Bond Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	ICE BofA Green Bond Index - Hedged USD tracks the performance of securities issued for qualified “green” purposes. Qualifying bonds must have a clearly designated use of proceeds that is solely applied toward projects or activities that promote climate change mitigation or adaptation or other environmental sustainability purposes. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Green Bond Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 937.10	$3.53 **	0.73%
Class I	$1,000.00	$ 938.30	$2.32 **	0.48%
Class R6	$1,000.00	$ 938.00	$2.08 **	0.43%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.29	$3.68 **	0.73%
Class I	$1,000.00	$1,022.54	$2.42 **	0.48%
Class R6	$1,000.00	$1,022.79	$2.17 **	0.43%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Green Bond Fund
March 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.8%

Security	Principal Amount (000's omitted)	Value
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	$1,827	$ 1,659,236
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,573	1,445,078
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	6,726	6,088,194
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	4,789	4,162,351
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	566	499,754
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	620	621,738
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,020	1,881,112
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	909	903,606
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	3,003	2,920,174
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,047	2,960,008
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	343	342,220
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	1,361	1,288,461
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,564	1,503,439
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,904	1,782,769
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	2,263	2,078,546
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	1,086	1,003,924
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	956	919,957
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	2,485	2,279,232
Mosaic Solar Loans, LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	458	459,765
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	52	51,087
Series 2017-2A, Class C, 2.00%, 6/22/43(1)	632	622,036
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	127	124,840
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	1,225	1,207,661
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,734	2,551,398
Series 2021-A, Class B, 3.15%, 2/20/48(1)	5,009	4,421,394
Series 2021-B, Class B, 2.01%, 7/20/48(1)	3,602	3,367,311
Sunnova Sol II Issuer, LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,945	1,827,921
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	7,429	7,262,488
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,830	2,726,585
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,379	2,337,937
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	733	701,477
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	8,239	7,523,210
Security	Principal Amount (000's omitted)	Value
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	$5,253	$ 4,999,485
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	2,174	2,144,552
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	2,475	2,446,206
Tesla Auto Lease Trust:
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	1,570	1,572,804
Series 2019-A, Class B, 2.41%, 12/20/22(1)	3,270	3,280,405
Series 2019-A, Class E, 5.48%, 5/22/23(1)	1,545	1,560,832
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	4,500	4,471,146
Series 2020-A, Class C, 1.68%, 2/20/24(1)	2,000	1,985,844
Series 2020-A, Class D, 2.33%, 2/20/24(1)	1,695	1,685,385
Series 2020-A, Class E, 4.64%, 8/20/24(1)	973	979,600
Series 2021-A, Class B, 1.02%, 3/20/25(1)	1,700	1,645,860
Series 2021-A, Class D, 1.34%, 3/20/25(1)	3,500	3,386,967
Vivint Solar Financing V, LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,413	1,422,064
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,045	4,563,579
Total Asset-Backed Securities (identified cost $111,431,130)		$105,669,638

Commercial Mortgage-Backed Securities — 5.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,907,171
Series KG03, Class A2, 1.297%, 6/25/30(2)	1,360	1,204,638
Series KG04, Class A1, 0.845%, 6/25/30	3,759	3,400,463
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.024%, 9/25/27(2)	3,613	3,660,302
Series 2018-M4, Class A2, 3.161%, 3/25/28(2)	3,435	3,525,243
Series 2018-M13, Class A2, 3.87%, 9/25/30(2)	3,397	3,642,085
Series 2019-M1, Class A2, 3.671%, 9/25/28(2)	3,974	4,166,241
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,932	6,829,349
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,656,745
Series 2020-M20, Class A2, 1.435%, 10/25/29	4,250	3,903,130
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	7,179	6,689,309
Total Commercial Mortgage-Backed Securities (identified cost $50,738,059)		$ 48,584,676

6
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 58.2%

Security	Principal Amount (000's omitted)*		Value
Communications — 1.5%
Verizon Communications, Inc.:
1.50%, 9/18/30		9,234	$ 8,030,594
2.85%, 9/3/41		3,000	2,649,500
3.875%, 3/1/52		3,000	3,023,562
			$ 13,703,656
Consumer, Cyclical — 1.2%
Aptiv PLC, 3.10%, 12/1/51		1,755	$ 1,399,153
Ford Motor Co., 3.25%, 2/12/32		7,121	6,371,942
Walmart, Inc., 1.80%, 9/22/31		2,982	2,717,065
			$ 10,488,160
Consumer, Non-cyclical — 2.1%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$ 3,017,616
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29		2,345	2,345,350
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,206,764
Koninklijke Philips NV, 0.50%, 5/22/26(3)	EUR	8,650	9,316,944
PepsiCo, Inc., 2.875%, 10/15/49		3,815	3,545,376
			$ 19,432,050
Energy — 2.4%
Hanwha Energy USA Holdings Corp., 2.375%, 7/30/22(1)		2,500	$ 2,504,322
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		18,294	17,880,556
5.00%, 1/31/28(1)		867	865,158
			$ 21,250,036
Financial — 22.8%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32		6,900	$ 6,042,083
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(3)(4)		6,600	6,105,000
Bank of America Corp., 2.456% to 10/22/24, 10/22/25(4)		25,825	25,390,853
Bank of Nova Scotia (The), 2.375%, 1/18/23		1,408	1,414,064
BNP Paribas S.A.:
0.375% to 10/14/26, 10/14/27(3)(4)(5)	EUR	7,500	7,835,144
1.675% to 6/30/26, 6/30/27(1)(4)		3,000	2,747,532
Boston Properties, L.P.:
2.45%, 10/1/33		10,333	8,978,089
3.40%, 6/21/29		4,950	4,912,667
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		4,770	4,393,710
Citigroup, Inc., 1.678% to 5/15/23, 5/15/24(4)		8,575	8,509,331
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(4)(5)		7,021	6,429,411
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
DBS Group Holdings Ltd., 0.878%, (3 mo. USD LIBOR + 0.62%), 7/25/22(1)(6)		3,640	$ 3,644,577
Digital Dutch Finco BV, 1.50%, 3/15/30(3)	EUR	6,300	6,429,630
Digital Euro Finco, LLC, 2.50%, 1/16/26(3)	EUR	8,700	9,859,453
Equinix, Inc.:
2.50%, 5/15/31		8,700	7,816,938
3.90%, 4/15/32(7)		3,000	2,984,220
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		12,396	11,793,368
3.75%, 9/15/30(1)		6,592	5,945,523
6.00%, 4/15/25(1)		76	77,997
ING Groep NV:
1.40% to 7/1/25, 7/1/26(1)(4)		6,632	6,142,633
4.625%, 1/6/26(1)		2,675	2,767,393
JPMorgan Chase & Co., 0.653% to 9/16/23, 9/16/24(4)		6,862	6,675,804
Kimco Realty Corp., 2.70%, 10/1/30		3,000	2,815,037
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)(5)		5,720	5,351,645
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(5)(8)		1,100	1,099,447
National Australia Bank, Ltd., 3.625%, 6/20/23		3,243	3,296,686
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24		8,027	7,939,028
Prologis Euro Finance, LLC, 0.375%, 2/6/28	EUR	6,700	6,882,243
Prologis, L.P., 1.25%, 10/15/30		3,727	3,177,825
Prudential Financial, Inc., 1.50%, 3/10/26		3,431	3,234,802
Regency Centers, L.P., 3.75%, 6/15/24(5)		2,500	2,530,504
Royal Bank of Canada, 0.25%, 5/2/24(3)(5)	EUR	8,600	9,447,922
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/24		3,000	2,886,670
Vornado Realty L.P., 2.15%, 6/1/26		4,500	4,212,170
Welltower, Inc., 2.70%, 2/15/27(5)		5,380	5,269,355
			$205,038,754
Government - Multinational — 5.6%
Asian Development Bank:
2.125%, 3/19/25		750	$ 740,996
2.375%, 8/10/27		750	743,433
3.125%, 9/26/28		800	830,905
European Bank for Reconstruction & Development:
1.50%, 2/13/25		3,045	2,953,303
1.625%, 9/27/24		2,635	2,579,257
European Investment Bank:
1.00%, 11/14/42(3)	EUR	3,400	3,631,603
1.625%, 5/13/31		3,960	3,718,345
2.375%, 5/24/27		8,671	8,619,582
2.50%, 10/15/24		6,200	6,208,433
2.875%, 6/13/25(1)		8,202	8,285,040
3.30%, 2/3/28	AUD	1,300	973,171

7
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Government - Multinational (continued)
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR	3,550	$ 3,870,596
2.125%, 3/3/25		2,000	1,980,092
3.125%, 11/20/25		4,150	4,222,106
International Finance Corp., 2.125%, 4/7/26		1,547	1,525,239
			$ 50,882,101
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)		4,785	$ 4,571,476
			$ 4,571,476
Industrial — 2.6%
Johnson Controls International plc/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		6,950	$ 6,213,824
Owens Corning, 3.95%, 8/15/29		11,882	12,108,761
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,153,041
2.25%, 1/30/31(5)		1,821	1,656,625
			$ 23,132,251
Technology — 4.6%
Apple, Inc., 0.50%, 11/15/31	EUR	22,438	$ 23,389,255
Micron Technology, Inc., 2.703%, 4/15/32		3,840	3,482,361
NXP B.V./NXP Funding, LLC NXP USA, Inc.:
2.50%, 5/11/31(1)		5,000	4,498,475
3.40%, 5/1/30(1)		2,861	2,777,302
SK Hynix, Inc., 2.375%, 1/19/31(1)		8,000	6,981,382
			$ 41,128,775
Utilities — 14.9%
AES Corp. (The), 2.45%, 1/15/31		18,302	$ 16,396,591
Avangrid, Inc.:
3.15%, 12/1/24		3,029	3,026,111
3.80%, 6/1/29		8,600	8,737,120
Brookfield Renewable Partners ULC, 3.33%, 8/13/50	CAD	4,000	2,667,328
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)		5,463	5,036,613
4.75%, 3/15/28(1)		4,300	4,325,994
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30		4,083	4,074,711
3.60%, 6/15/61		3,000	2,774,011
Enel Finance International NV:
1.00%, 9/16/24(3)	EUR	4,250	4,722,582
1.125%, 9/16/26(3)	EUR	6,100	6,709,484
1.375%, 7/12/26(1)		3,197	2,939,145
Security	Principal Amount (000's omitted)*	Value
Utilities (continued)
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)	12,994	$ 11,408,629
MidAmerican Energy Co.:
3.15%, 4/15/50	1,600	1,476,431
3.65%, 8/1/48	4,490	4,468,237
4.25%, 7/15/49	2,890	3,167,130
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	9,715	8,970,773
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	257	259,837
4.50%, 9/15/27(1)	10,214	10,186,627
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)(5)	3,782	3,365,618
Northern States Power Co., 2.60%, 6/1/51	6,100	5,184,403
NSTAR Electric Co., 3.25%, 5/15/29	4,000	3,962,472
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	9,916	9,766,863
Public Service Co. of Colorado:
3.20%, 3/1/50(5)	5,000	4,687,219
4.10%, 6/15/48	1,000	1,062,315
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	1,595	1,595,861
Tucson Electric Power Co., 1.50%, 8/1/30	3,300	2,827,400
		$133,799,505
Total Corporate Bonds (identified cost $561,148,739)		$523,426,764

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(10)	$1,700	$ 1,618,281
Total High Social Impact Investments (identified cost $1,700,000)		$ 1,618,281

Preferred Stocks — 1.4%

Security	Shares	Value
Electric Utilities — 0.8%
Brookfield BRP Holdings Canada, Inc., 4.625%	353,000	$ 7,120,010
		$ 7,120,010

8
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.6%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 1,939,360
Series A2, 6.375%	169,100	3,476,696
		$ 5,416,056
Total Preferred Stocks (identified cost $15,400,394)		$ 12,536,066

Senior Floating-Rate Loans — 0.8%(11)

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 0.8%
EWT Holdings III Corp., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%), 4/1/28	$7,782	$ 7,697,377
Total Senior Floating-Rate Loans (identified cost $7,760,330)		$ 7,697,377

Sovereign Government Bonds — 11.7%

Security	Principal Amount (000's omitted)*		Value
Canada — 1.1%
Province of Ontario Canada:
1.95%, 1/27/23	CAD	3,200	$ 2,564,735
2.65%, 2/5/25	CAD	5,000	4,002,120
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD	5,490	3,727,351
			$ 10,294,206
Chile — 0.2%
Chile Government International Bond, 2.55%, 1/27/32(5)		1,500	$ 1,413,180
			$ 1,413,180
Finland — 0.4%
Kuntarahoitus Oyj, 0.05%, 9/6/29(3)	EUR	3,750	$ 3,863,153
			$ 3,863,153
France — 5.0%
French Republic Government Bond OAT:
0.50%, 6/25/44(1)(3)	EUR	8,000	$ 7,482,505
1.75%, 6/25/39(1)(3)	EUR	30,790	37,208,025
			$ 44,690,530
Security	Principal Amount (000's omitted)*		Value
Germany — 1.1%
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30		3,034	$ 2,649,996
1.00%, 10/1/26		5,023	4,707,075
1.75%, 9/14/29		2,200	2,093,802
			$ 9,450,873
Italy — 1.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 4/30/45(1)(3)	EUR	13,400	$ 12,627,757
			$ 12,627,757
Netherlands — 1.5%
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)		2,400	$ 2,123,285
2.375%, 3/24/26(1)		4,866	4,819,161
Netherlands Government Bond, 0.50%, 1/15/40(1)(3)	EUR	6,400	6,685,119
			$ 13,627,565
Norway — 0.3%
Kommunalbanken AS, 2.125%, 2/11/25(1)		3,000	$ 2,965,710
			$ 2,965,710
Sweden — 0.7%
Sweden Government International Bond, 0.125%, 9/9/30(1)	SEK	61,500	$ 5,994,065
			$ 5,994,065
Total Sovereign Government Bonds (identified cost $121,627,171)			$104,927,039

Taxable Municipal Obligations — 2.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 7,665,507
		$ 7,665,507
Water and Sewer — 1.7%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,874,973
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(12)	150	163,608
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	568,174
Green Bonds, 2.184%, 9/1/31	500	455,285

9
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue: (continued)
Green Bonds, 2.264%, 9/1/32	$445	$ 402,053
Green Bonds, 2.344%, 9/1/33	1,445	1,293,318
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(12)	605	819,848
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	10,705	10,170,821
		$ 15,748,080
Total Taxable Municipal Obligations (identified cost $24,905,095)		$ 23,413,587

U.S. Government Agencies and Instrumentalities — 1.1%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$3,959	$ 3,808,336
2.36%, 10/15/29	2,565	2,522,081
3.16%, 6/1/33	164	165,814
3.22%, 9/15/29	619	627,719
3.52%, 9/20/32	2,849	2,945,136
Total U.S. Government Agencies and Instrumentalities (identified cost $10,155,836)		$ 10,069,086

U.S. Government Agency Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Pool #AN1879, 2.65%, 6/1/26	$1,794	$ 1,773,808
Pool #AN1909, 2.68%, 7/1/26	1,976	1,956,944
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,813,937)		$ 3,730,752

Short-Term Investments — 7.1%
Affiliated Fund — 5.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(13)	49,901,160	$ 49,896,170
Total Affiliated Fund (identified cost $49,898,312)		$ 49,896,170
Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(14)	13,690,560	$ 13,690,560
Total Securities Lending Collateral (identified cost $13,690,560)		$ 13,690,560
Total Short-Term Investments (identified cost $63,588,872)		$ 63,586,730
Total Investments — 100.7% (identified cost $972,269,563)		$905,259,996
Other Assets, Less Liabilities — (0.7)%		$ (6,490,236)
Net Assets — 100.0%		$ 898,769,760

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $340,518,551 or 37.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2022.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of these securities is $131,924,321 or 14.7% of the Fund's net assets.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $13,419,181.
(6)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(7)	When-issued security.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).

10
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

(9)	May be deemed to be an affiliated company (see Note 8).
(10)	Restricted security. Total market value of restricted securities amounts to $1,618,281, which represents 0.2% of the net assets of the Fund as of March 31, 2022.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(13)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(14)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	69.5%
France	6.1
Netherlands	5.3
Canada	3.9
Luxembourg	3.5
Other (less than 3.0% each)	11.7
Total	100.0%

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,578,843	AUD	3,609,626	State Street Bank and Trust Company	5/31/22	$ —	$ (124,625)
USD	13,621,193	CAD	17,471,087	State Street Bank and Trust Company	5/31/22	—	(351,929)
USD	32,472,644	EUR	28,900,000	State Street Bank and Trust Company	5/31/22	438,090	—
USD	31,354,967	EUR	27,920,000	State Street Bank and Trust Company	5/31/22	406,705	—
USD	26,320,695	EUR	23,419,591	State Street Bank and Trust Company	5/31/22	360,966	—
USD	26,961,540	EUR	24,000,000	State Street Bank and Trust Company	5/31/22	358,450	—
USD	27,062,488	EUR	24,100,000	State Street Bank and Trust Company	5/31/22	348,551	—
USD	22,468,818	EUR	20,000,000	State Street Bank and Trust Company	5/31/22	299,576	—
USD	6,476,393	SEK	61,714,020	State Street Bank and Trust Company	5/31/22	—	(95,725)
						$2,212,338	$(572,279)
11
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	576	Long	6/30/22	$122,067,001	$(1,483,867)
U.S. 5-Year Treasury Note	89	Long	6/30/22	10,207,187	(245,598)
U.S. 10-Year Treasury Note	182	Long	6/21/22	22,363,250	(608,894)
U.S. Long Treasury Bond	(146)	Short	6/21/22	(21,909,125)	615,664
U.S. Ultra 10-Year Treasury Note	(679)	Short	6/21/22	(91,983,281)	2,808,842
U.S. Ultra-Long Treasury Bond	(66)	Short	6/21/22	(11,690,250)	398,967
					$ 1,485,114
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,700,000

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
SEK	– Swedish Krona
USD	– United States Dollar
12
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $919,577,791) - including $13,419,181 of securities on loan	$ 852,646,098
Investments in securities of affiliated issuers, at value (identified cost $52,691,772)	52,613,898
Receivable for open forward foreign currency exchange contracts	2,212,338
Cash	103,679
Deposits at broker for futures contracts	2,565,313
Cash denominated in foreign currency, at value (cost $1,539,311)	1,536,129
Receivable for capital shares sold	1,294,427
Interest receivable	4,790,598
Dividends and interest receivable - affiliated	12,222
Securities lending income receivable	1,630
Receivable from affiliate	23,526
Directors' deferred compensation plan	112,868
Total assets	$917,912,726
Liabilities
Payable for variation margin on open futures contracts	$ 284,672
Payable for open forward foreign currency exchange contracts	572,279
Payable for when-issued securities	2,984,220
Payable for capital shares redeemed	926,593
Distributions payable	15,987
Deposits for securities loaned	13,690,560
Payable to affiliates:
Investment advisory fee	192,224
Administrative fee	92,267
Distribution and service fees	17,848
Sub-transfer agency fee	4,707
Directors' deferred compensation plan	112,868
Accrued expenses	248,741
Total liabilities	$ 19,142,966
Net Assets	$898,769,760
Sources of Net Assets
Paid-in capital	$ 954,550,776
Accumulated loss	(55,781,016)
Net Assets	$898,769,760
Class A Shares
Net Assets	$ 83,504,115
Shares Outstanding	5,579,809
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.97
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 15.55
Class I Shares
Net Assets	$ 803,452,919
Shares Outstanding	53,616,603
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.99
13
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class R6 Shares
Net Assets	$ 11,812,726
Shares Outstanding	787,900
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.99
On sales of $50,000 or more, the offering price of Class A shares is reduced.
14
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $4,217)	$ 400,737
Dividend income - affiliated issuers	15,711
Interest and other income	9,060,771
Interest income - affiliated issuers	28,835
Securities lending income, net	10,740
Total investment income	$ 9,516,794
Expenses
Investment advisory fee	$ 1,191,768
Administrative fee	572,049
Distribution and service fees:
Class A	108,694
Directors' fees and expenses	19,114
Custodian fees	15,415
Transfer agency fees and expenses	379,231
Accounting fees	107,300
Professional fees	21,074
Registration fees	72,731
Reports to shareholders	10,801
Miscellaneous	20,944
Total expenses	$ 2,519,121
Waiver and/or reimbursement of expenses by affiliate	$ (122,263)
Net expenses	$ 2,396,858
Net investment income	$ 7,119,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (216,618)
Investment securities - affiliated issuers	386
Futures contracts	3,220,665
Foreign currency transactions	(9,877)
Forward foreign currency exchange contracts	11,386,285
Net realized gain	$ 14,380,841
Change in unrealized appreciation (depreciation):
Investment securities	$ (79,018,791)
Investment securities - affiliated issuers	(105,101)
Futures contracts	(376,724)
Foreign currency	(7,304)
Forward foreign currency exchange contracts	(2,034,007)
Net change in unrealized appreciation (depreciation)	$(81,541,927)
Net realized and unrealized loss	$(67,161,086)
Net decrease in net assets from operations	$(60,041,150)
15
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,119,936	$ 12,471,816
Net realized gain	14,380,841	6,324,066
Net change in unrealized appreciation (depreciation)	(81,541,927)	(17,472,142)
Net increase (decrease) in net assets from operations	$ (60,041,150)	$ 1,323,740
Distributions to shareholders:
Class A	$ (953,674)	$ (1,216,394)
Class I	(10,523,245)	(12,377,377)
Class R6	(122,173)	(106,700)
Total distributions to shareholders	$ (11,599,092)	$ (13,700,471)
Capital share transactions:
Class A	$ 936,410	$ 12,296,351
Class I	4,081,186	342,690,445
Class R6	3,281,657	6,153,046
Net increase in net assets from capital share transactions	$ 8,299,253	$361,139,842
Net increase (decrease) in net assets	$ (63,340,989)	$348,763,111
Net Assets
At beginning of period	$ 962,110,749	$ 613,347,638
At end of period	$898,769,760	$962,110,749
16
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.15	$ 16.36	$ 15.87	$ 14.82	$ 15.32	$ 15.64
Income (Loss) From Operations
Net investment income(1)	$ 0.10	$ 0.21	$ 0.28	$ 0.34	$ 0.27	$ 0.26
Net realized and unrealized gain (loss)	(1.11)	(0.18)	0.55	1.05	(0.39)	(0.16)
Total income (loss) from operations	$ (1.01)	$ 0.03	$ 0.83	$ 1.39	$ (0.12)	$ 0.10
Less Distributions
From net investment income	$ (0.12)	$ (0.24)	$ (0.32)	$ (0.34)	$ (0.27)	$ (0.26)
From net realized gain	(0.05)	—	(0.02)	—	(0.11)	(0.16)
Total distributions	$ (0.17)	$ (0.24)	$ (0.34)	$ (0.34)	$ (0.38)	$ (0.42)
Net asset value — End of period	$ 14.97	$ 16.15	$ 16.36	$ 15.87	$ 14.82	$ 15.32
Total Return(2)	(6.29)% (3)	0.17%	5.27%	9.53%	(0.80)%	0.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,504	$89,164	$77,991	$58,422	$42,611	$38,011
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76% (5)	0.76%	0.79%	0.86%	0.99%	1.04%
Net expenses	0.73% (5)	0.73%	0.73%	0.77%	0.85%	0.88%
Net investment income	1.27% (5)	1.28%	1.77%	2.21%	1.83%	1.71%
Portfolio Turnover	9% (3)	23%	26%	21%	16%	43%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
17
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.17	$ 16.38	$ 15.89	$ 14.83	$ 15.32	$ 15.63
Income (Loss) From Operations
Net investment income(1)	$ 0.12	$ 0.25	$ 0.32	$ 0.38	$ 0.33	$ 0.32
Net realized and unrealized gain (loss)	(1.11)	(0.18)	0.55	1.06	(0.40)	(0.15)
Total income (loss) from operations	$ (0.99)	$ 0.07	$ 0.87	$ 1.44	$ (0.07)	$ 0.17
Less Distributions
From net investment income	$ (0.14)	$ (0.28)	$ (0.36)	$ (0.38)	$ (0.31)	$ (0.32)
From net realized gain	(0.05)	—	(0.02)	—	(0.11)	(0.16)
Total distributions	$ (0.19)	$ (0.28)	$ (0.38)	$ (0.38)	$ (0.42)	$ (0.48)
Net asset value — End of period	$ 14.99	$ 16.17	$ 16.38	$ 15.89	$ 14.83	$ 15.32
Total Return(2)	(6.17)% (3)	0.42%	5.53%	9.84%	(0.48)%	1.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$803,453	$863,670	$532,149	$285,796	$113,097	$23,641
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.51% (5)	0.51%	0.54%	0.61%	0.74%	0.68%
Net expenses	0.48% (5)	0.48%	0.48%	0.48%	0.50%	0.50%
Net investment income	1.52% (5)	1.52%	2.00%	2.47%	2.24%	2.09%
Portfolio Turnover	9% (3)	23%	26%	21%	16%	43%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
18
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2021	2020	2019 (1)
Net asset value — Beginning of period	$ 16.18	$ 16.39	$ 15.90	$ 15.01
Income (Loss) From Operations
Net investment income(2)	$ 0.12	$ 0.26	$ 0.32	$ 0.26
Net realized and unrealized gain (loss)	(1.12)	(0.18)	0.55	0.89
Total income (loss) from operations	$ (1.00)	$ 0.08	$ 0.87	$ 1.15
Less Distributions
From net investment income	$ (0.14)	$ (0.29)	$ (0.36)	$ (0.26)
From net realized gain	(0.05)	—	(0.02)	—
Total distributions	$ (0.19)	$ (0.29)	$ (0.38)	$ (0.26)
Net asset value — End of period	$ 14.99	$16.18	$16.39	$15.90
Total Return(3)	(6.20)% (4)	0.47%	5.58%	7.68% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,813	$ 9,277	$ 3,208	$ 581
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.46% (6)	0.46%	0.49%	0.54% (6)
Net expenses	0.43% (6)	0.43%	0.43%	0.43% (6)
Net investment income	1.57% (6)	1.56%	1.99%	2.49% (6)
Portfolio Turnover	9% (4)	23%	26%	21% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
19
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Green Bond Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds. The Fund invests primarily in “green” investments which include those issued by companies that develop or provide products or services that seek to provide environmental solutions and/or that support environmental projects, among others.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 3.25%. A contingent deferred sales charge of 0.80% (0.75% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior-floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade
20

Calvert
Green Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 105,669,638	$ —	$ 105,669,638
Commercial Mortgage-Backed Securities	—	48,584,676	—	48,584,676
Corporate Bonds	—	523,426,764	—	523,426,764
High Social Impact Investments	—	1,618,281	—	1,618,281
Preferred Stocks	12,536,066	—	—	12,536,066
Senior Floating-Rate Loans	—	7,697,377	—	7,697,377
Sovereign Government Bonds	—	104,927,039	—	104,927,039
Taxable Municipal Obligations	—	23,413,587	—	23,413,587
U.S. Government Agencies and Instrumentalities	—	10,069,086	—	10,069,086
U.S. Government Agency Mortgage-Backed Securities	—	3,730,752	—	3,730,752
Short-Term Investments:
Affiliated Fund	—	49,896,170	—	49,896,170
Securities Lending Collateral	13,690,560	—	—	13,690,560
Total Investments	$26,226,626	$879,033,370	$ —	$905,259,996
Forward Foreign Currency Exchange Contracts	$ —	$ 2,212,338	$ —	$ 2,212,338
Futures Contracts	3,823,473	—	—	3,823,473
Total	$30,050,099	$881,245,708	$ —	$911,295,807
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (572,279)	$ —	$ (572,279)
Futures Contracts	(2,338,359)	—	—	(2,338,359)
Total	$ (2,338,359)	$ (572,279)	$ —	$ (2,910,638)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of
21

Calvert
Green Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund
22

Calvert
Green Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2022, the investment advisory fee amounted to $1,191,768. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.73%, 0.48% and 0.43% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $122,263.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $572,049.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $108,694 for Class A shares.
The Fund was informed that EVD received $11,088 as its portion of the sales charge on sales of Class A shares and $308 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2022.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $1,315 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
23

Calvert
Green Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $80,047,204 and $76,383,208, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $4,219,176 and $5,391,462, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$972,506,938
Gross unrealized appreciation	$ 4,483,694
Gross unrealized depreciation	(68,605,463)
Net unrealized depreciation	$ (64,121,769)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2022 is included in the Schedule of Investments. At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended March 31, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $572,279. At March 31, 2022, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion
24

Calvert
Green Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 2,212,338	$ (572,279)
Interest rate	Futures contracts	Accumulated loss	3,823,473 (1)	(2,338,359) (1)
Total			$6,035,811	$(2,910,638)
Derivatives not subject to master netting agreements			$3,823,473	$(2,338,359)
Total Derivatives subject to master netting agreements			$2,212,338	$ (572,279)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$2,212,338	$(572,279)	$(37,933)	$ —	$1,602,126

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(572,279)	$572,279	$ —	$ —	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
25

Calvert
Green Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2022 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ 11,386,285	$ —	$ 11,386,285
Futures contracts	—	3,220,665	3,220,665
Total	$11,386,285	$3,220,665	$14,606,950
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (2,034,007)	$ —	$ (2,034,007)
Futures contracts	—	(376,724)	(376,724)
Total	$ (2,034,007)	$ (376,724)	$ (2,410,731)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$115,118,000	$136,147,000	$203,534,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan, including accrued interest, was $13,433,625 and the total value of collateral received was $13,690,560, comprised of cash.
26

Calvert
Green Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 12,801,795	$ —	$ —	$ —	$ 12,801,795
Sovereign Government Bonds	888,765	—	—	—	888,765
Total	$13,690,560	$ —	$ —	$ —	$13,690,560
The carrying amount of the liability for deposits for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2022.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2022, the value of the Fund's investment in the Notes and affiliated issuers and funds was $52,613,898, which represents 5.9% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Corporate Bonds
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(1)	$ 1,144,169	$ —	$ —	$ —	$ (46,908)	$ 1,099,447	$ 16,085	$ 1,100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	1,670,811	—	—	—	(52,530)	1,618,281	12,750	1,700,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	35,218,651	173,837,473	(159,154,677)	386	(5,663)	49,896,170	15,711	49,901,160
Totals				$ 386	$(105,101)	$52,613,898	$44,546

(1)	A portion of this security was on loan at March 31, 2022.
(2)	Restricted security.
27

Calvert
Green Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	636,726	$ 10,036,902	1,872,632	$ 30,546,215
Reinvestment of distributions	58,014	914,987	70,723	1,153,006
Shares redeemed	(635,212)	(10,015,479)	(1,190,930)	(19,402,870)
Net increase	59,528	$ 936,410	752,425	$ 12,296,351
Class I
Shares sold	11,432,620	$ 180,695,620	34,965,708	$ 571,139,915
Reinvestment of distributions	660,576	10,427,643	744,904	12,148,463
Shares redeemed	(11,875,631)	(187,042,077)	(14,799,489)	(240,597,933)
Net increase	217,565	$ 4,081,186	20,911,123	$ 342,690,445
Class R6
Shares sold	466,810	$ 7,218,260	449,216	$ 7,321,761
Reinvestment of distributions	2,844	44,774	2,804	45,742
Shares redeemed	(255,028)	(3,981,377)	(74,497)	(1,214,457)
Net increase	214,626	$ 3,281,657	377,523	$ 6,153,046
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
28

Calvert
Green Bond Fund
March 31, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
29

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
32

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24202     3.31.22

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 24, 2022

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2022